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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

S&S PROGRAM

Program Mutual Fund

Income Fund

Annual Report

December 31, 2008

[GE LOGO]

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ................................................          1

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

   PROGRAM MUTUAL FUND ..............................................          2

   INCOME FUND ......................................................         11

NOTES TO SCHEDULES OF INVESTMENTS                                             27

FINANCIAL STATEMENTS

   Financial Highlights .............................................         28

   Statements of Assets and Liabilities .............................         30

   Statements of Operations .........................................         31

   Statements of Changes in Net Assets ..............................         32

   Notes to Financial Statements ....................................         33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............         42

TAX INFORMATION .....................................................         43

ADVISORY AGREEMENT RENEWAL ..........................................         44

ADDITIONAL INFORMATION ..............................................         47

INVESTMENT TEAM .....................................................         50

--------------------------------------------------------------------------------
Notes to Performance (unaudited)
--------------------------------------------------------------------------------

Information on the following performance pages relating to the GE S&S Program Mutual Fund and GE S&S Income Fund (each a "Fund" and collectively the "Funds") one year total return is audited, all other information, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500 Composite Index of stocks (S&P 500) and the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and are unaudited.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal. The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds, which do not meet their net asset or number of shareholder publication thresholds. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE S&S PROGRAM MUTUAL FUND AND THE GE S&S INCOME FUND, AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

--------------------------------------------------------------------------------
GE S&S Program Mutual Fund
--------------------------------------------------------------------------------

[PHOTO]
GEORGE A. BICHER

[PHOTO]
STEPHEN V. GELHAUS

[PHOTO]
THOMAS R. LINCOLN

[PHOTO]
PAUL C. REINHARDT

THE GE S&S PROGRAM MUTUAL FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES GEORGE A. BICHER, STEPHEN V. GELHAUS, THOMAS R. LINCOLN, AND PAUL C. REINHARDT. EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. A SUB-PORTFOLIO REFERS TO THE PORTION OF THE FUND'S ASSETS THAT ARE ALLOCATED TO, AND MANAGED BY, A PARTICULAR PORTFOLIO MANAGER ON THE FUND'S PORTFOLIO MANAGEMENT TEAM. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES BOTH GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE.

GEORGE A. BICHER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT INCORPORATED
(GEAM). MR. BICHER IS DIRECTOR OF THE U.S. EQUITY RESEARCH TEAM AND HAS BEEN A PORTFOLIO MANAGER FOR THE GE S&S PROGRAM MUTUAL FUND SINCE JANUARY 2007. MR. BICHER HAS HELD THE POSITION OF EQUITY RESEARCH ANALYST SINCE JOINING GEAM IN JUNE 2002. PRIOR TO JOINING GEAM, HE SERVED IN A NUMBER OF POSITIONS AT DEUTSCHE BANC ALEX BROWN SINCE 1994.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GEAM. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S PROGRAM MUTUAL FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GEAM IN JUNE 1991 AND WAS A RESEARCH ANALYST IN U.S. EQUITIES FROM 1995 THROUGH 2001 AND BECAME AN ASSOCIATE PORTFOLIO MANAGER AT GEAM IN 1999.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GEAM. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S PROGRAM MUTUAL FUND SINCE MAY 2007. MR. LINCOLN JOINED GEAM IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES AT GEAM IN 1997 AND A PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GEAM. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S PROGRAM MUTUAL FUND SINCE JANUARY 2001. MR. REINHARDT JOINED GEAM IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

Q. HOW DID THE GE S&S PROGRAM MUTUAL FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the GE S&S Program Mutual Fund returned -35.70%. The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 851 Large-Cap Core funds returned an average of -37.23% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II

----------------------------------------------------------------------------
                                                                             Q&A
----------------------------------------------------------------------------

      era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

      For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). US stocks were far from the worst-hit in 2008, with stocks falling 55 to 72 percent in the BRIC economies (Brazil, Russia, India and China), which had exhibited more robust growth than developed countries in recent years. While the credit crisis battered financials the most, the other sectors all suffered amid concerns of slowing economic growth and the fragile consumer.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. We believe that our focus on high-quality large capitalization companies benefited the Fund's performance relative to the S&P 500 Index. We were pleased to own some double-digit-percentage gainers within biotechnology during the year, namely Amgen, Inc. (+24.4%) and Genentech, Inc. (+23.6%), which was not an easy task considering just 27 of the S&P 500 companies achieved positive returns in 2008. The Fund also benefited from solid stock selection in some of the most challenging market sectors, including technology and financials. Our technology holdings outperformed both its peers and the overall market, led by QUALCOMM (-7.6%) which held up on a relative basis as it eliminated some potentially costly legal overhangs, and raised its profit outlook on new 3G markets in China. Avoiding many of the minefields within financials also helped the Fund's return-for example, we eliminated AIG before its government bailout. While we avoided most credit-sensitive securities, we maintained an overweight position in insurance for most of the year. Within our insurance holdings, Aon (-2.9%), Chubb Corp. (-4.1%) and Ace Ltd. (-19.9%) all contributed positively to relative performance. Other top contributors to relative performance included Comcast Corp. (-6.6%), Bristol-Myers Squibb Co. (-6.1%), Barrick Gold Inc. (-11.5%) and Bed Bath and Beyond Inc. (-13.5%).

      In a challenging investment environment for 2008, a handful of holdings within the sectors impacted by the US recession detracted from relative performance. Within industrials, Textron (-80%) a multi-industry company, detracted from performance due to losses within its financial division and a slowdown in commercial aircraft sales. Textron has since announced plans to dramatically scale back its financial business and cut costs on the industrial side. Transocean (-65.3%), Research in Motion Ltd. (-64.2%) and Nextel International (-62.4%), were also among the greatest detractors from performance.

----------------------------------------------------------------------------
GE S&S Program Mutual Fund                                                   Q&A
----------------------------------------------------------------------------

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. We continued to seek large cap, high quality companies that we felt had the potential to survive and grow market share during this down-cycle. We maintained a consistent emphasis on companies with strong balance sheets and earnings stability, over more cyclical or leveraged opportunities. During the year we took advantage of price declines in quality insurance and custody bank stocks, bringing our financial sector weighting from underweight to market-weight at year-end. We also increased our exposure to healthcare, using the opportunity of more attractive valuations. At the same time, we trimmed our consumer staples to take profits among those companies, causing an underweight position in consumer staples by year-end.

      Valuations for many companies have improved in our view as the US stock market has remained in a downtrend. We believe at some point, capitulation from selling by anxious investors will likely set the market up for a rebound. We believe a future market rally will be dominated by outperformance by market share winners with strong balance sheets and management teams. Amid rapidly changing market conditions we have maintained our bottom-up stock selection approach with a focus on a long-term investment horizon.

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GE S&S Program Mutual Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

--------------------------------------------------------------------------------
                          ACCOUNT VALUE AT   ACCOUNT VALUE       EXPENSES
                          THE BEGINNING OF   AT THE END OF     PAID DURING
                           THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
--------------------------------------------------------------------------------
Actual Fund Return**          1,000.00           710.71             1.10
--------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)      1,000.00         1,023.60             1.27
--------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25% (FOR THE PERIOD JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 IS AS
      FOLLOWS: (-28.93)%.

--------------------------------------------------------------------------------
GE S&S Program Mutual Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                        GE S&S Program Mutual Fund           S&P 500 Index
            12/98               $ 10,000                       $ 10,000
            12/99               $ 11,974                       $ 12,107
            12/00               $ 11,981                       $ 10,995
            12/01               $ 10,935                       $  9,685
            12/02               $  8,868                       $  7,545
            12/03               $ 10,975                       $  9,712
            12/04               $ 11,908                       $ 10,769
            12/05               $ 12,259                       $ 11,299
            12/06               $ 14,321                       $ 13,083
            12/07               $ 15,543                       $ 13,802
            12/08               $  9,995                       $  8,695

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------
                                                       ONE      FIVE      TEN
                                                       YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
GE S&S Program
   Mutual Fund                                        -35.70%   -1.85%   -0.01%

S&P 500 Index                                         -37.00%   -2.19%   -1.39%

                               INVESTMENT PROFILE

     A Fund designed for investors who seek long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of U.S. companies.

--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON
                            LARGE CAP CORE PEER GROUP

                    BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                       ONE      FIVE      TEN
                                                       YEAR     YEAR     YEAR
Fund's rank in peer group: ........................      294      183       70

Number of Funds in peer group: ....................      851      606      344

Peer group average annual total return: ...........   -37.23%   -2.88%   -1.72%

Lipper categories in peer group: Large Cap Core
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE

--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         3.09%
--------------------------------------------------------------------------------
Amgen, Inc.                                                               3.04%
--------------------------------------------------------------------------------
Microsoft Corp.                                                           2.84%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                   2.61%
--------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                     2.52%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       2.45%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                             2.41%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                             2.28%
--------------------------------------------------------------------------------
Genentech, Inc.                                                           2.01%
--------------------------------------------------------------------------------
Intel Corp.                                                               1.94%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

GE S&S PROGRAM MUTUAL FUND           (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           GE S&S PROGRAM MUTUAL FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $2,854,501 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Short-Term                                                                  2.0%
Information Technology                                                     20.9%
Healthcare                                                                 18.3%
Financials                                                                 14.1%
Energy                                                                     10.5%
Consumer Discretionary                                                     10.3%
Consumer Staples                                                            9.5%
Industrials                                                                 6.1%
Materials                                                                   3.0%
Utilities                                                                   3.0%
Telecommunication Services                                                  2.3%

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.1%

CAE, Inc. ........................................   2,006,368   $    13,165
Hexcel Corp. .....................................     559,530         4,135 (a)
Honeywell International, Inc. ....................     432,225        14,190
Rockwell Collins, Inc. ...........................     270,722        10,582
United Technologies Corp. ........................     325,318        17,437
                                                                      59,509

BEVERAGES -- 2.9%

Pepsi Bottling Group, Inc. .......................     801,483        18,041
PepsiCo, Inc. ....................................   1,190,526        65,205
                                                                      83,246

BIOTECHNOLOGY -- 6.3%

Amgen, Inc. ......................................   1,504,788        86,901 (a)
Genentech, Inc. ..................................     690,418        57,243 (a)
Gilead Sciences, Inc. ............................     670,828        34,306 (a)
                                                                     178,450

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 5.2%

Ameriprise Financial, Inc. .......................     516,511   $    12,066
Bank of New York Mellon Corp. ....................     694,618        19,678
Charles Schwab Corp. .............................     432,239         6,989
Goldman Sachs Group, Inc. ........................     636,617        53,724
State Street Corp. ...............................   1,399,402        55,039 (e)
                                                                     147,496

CHEMICALS -- 1.1%

Monsanto Co. .....................................     393,049        27,651
Praxair, Inc. ....................................      71,093         4,220
                                                                      31,871

COMMERCIAL BANKS -- 1.3%

Lloyds TSB Group PLC ADR .........................     284,973         2,194
SunTrust Banks, Inc. .............................     451,955        13,351
US Bancorp. ......................................     356,214         8,909
Wells Fargo & Co. ................................     445,269        13,127
                                                                      37,581

COMMERCIAL SERVICES & SUPPLIES -- 1.2%

Corrections Corporation of America ...............     538,246         8,806 (a)
Iron Mountain, Inc. ..............................   1,001,995        24,779 (a)
                                                                      33,585

COMMUNICATIONS EQUIPMENT -- 6.1%

Cisco Systems, Inc. ..............................   4,288,627        69,905 (a)
Corning Inc. .....................................     990,897         9,443
QUALCOMM Inc. ....................................   1,920,534        68,813
Research In Motion Ltd. ..........................     650,261        26,388 (a)
                                                                     174,549

COMPUTERS & PERIPHERALS -- 2.1%

Dell, Inc. .......................................     516,510         5,289 (a)
Hewlett-Packard Co. ..............................   1,077,097        39,088
International Business Machines Corp. ............     192,355        16,189
                                                                      60,566

DIVERSIFIED FINANCIAL SERVICES -- 4.2%

Bank of America Corp. ............................   1,052,728        14,822
Citigroup, Inc. ..................................     997,399         6,693

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S PROGRAM MUTUAL FUND           (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
CME Group Inc. ...................................     128,544   $    26,751
JP Morgan Chase & Co. ............................   2,280,886        71,916
                                                                     120,182

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%

AT&T, Inc. .......................................     338,404         9,644
Verizon Communications, Inc. .....................     559,256        18,959
                                                                      28,603

ELECTRIC UTILITIES -- 1.7%

American Electric Power Company, Inc. ............     666,121        22,168
Edison International .............................     591,314        18,993
FPL Group, Inc. ..................................     151,157         7,608
                                                                      48,769

ELECTRICAL EQUIPMENT -- 0.9%

ABB Ltd. ADR .....................................   1,441,956        21,644
Emerson Electric Co. .............................     136,401         4,994
                                                                      26,638

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.2%

Molex Inc. (Class A) .............................     457,165         5,920

ENERGY EQUIPMENT & SERVICES -- 3.5%

Halliburton Co. ..................................     509,386         9,261
Nabors Industries Ltd. ...........................     142,485         1,706 (a)
National Oilwell Varco, Inc. .....................     153,172         3,743 (a)
Schlumberger Ltd. ................................   1,079,849        45,710
Transocean Ltd. ..................................     826,164        39,036 (a)
                                                                      99,456

FOOD & STAPLES RETAILING -- 1.3%

Wal-Mart Stores, Inc. ............................     641,427        35,958

FOOD PRODUCTS -- 2.1%

Archer-Daniels-Midland Co. .......................     124,675         3,594
General Mills, Inc. ..............................     106,107         6,446
Kraft Foods, Inc. (Class A) ......................     615,812        16,535

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
McCormick & Company, Inc. ........................     689,847   $    21,979
Nestle S.A. ADR ..................................     309,906        12,303
                                                                      60,857

HEALTHCARE EQUIPMENT & SUPPLIES -- 3.3%

Baxter International, Inc. .......................     173,773         9,313
Boston Scientific Corp. ..........................   1,892,336        14,647 (a)
Covidien Ltd. ....................................     513,996        18,627
Hologic, Inc. ....................................     840,665        10,988 (a)
Medtronic, Inc. ..................................     798,298        25,082
Resmed, Inc. .....................................     447,897        16,787 (a)
                                                                      95,444

HEALTHCARE PROVIDERS & SERVICES -- 2.3%

Aetna, Inc. ......................................     408,561        11,644
Cardinal Health, Inc. ............................     397,395        13,698
McKesson Corp. ...................................     299,428        11,597
UnitedHealth Group, Inc. .........................   1,045,821        27,819
                                                                      64,758

HOTELS RESTAURANTS & LEISURE -- 0.6%

Carnival Corp. ...................................     529,530        12,878
Darden Restaurants, Inc. .........................     160,295         4,517
                                                                      17,395

HOUSEHOLD PRODUCTS -- 2.0%

Clorox Co. .......................................     439,432        24,415
Colgate-Palmolive Co. ............................      46,308         3,174
Kimberly-Clark Corp. .............................     428,593        22,604
Procter & Gamble Co. .............................      96,178         5,946
                                                                      56,139

INDUSTRIAL CONGLOMERATES -- 1.1%

Textron, Inc. ....................................   2,286,155        31,709

INSURANCE -- 3.3%

ACE Ltd. .........................................     625,243        33,088
AON Corp. ........................................     299,221        13,668
Chubb Corp. ......................................     284,971        14,533
HCC Insurance Holdings, Inc. .....................     243,481         6,513
Marsh & McLennan Companies, Inc. .................     163,858         3,977

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S PROGRAM MUTUAL FUND           (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
MetLife, Inc. ....................................     374,022   $    13,038
Prudential Financial, Inc. .......................      46,308         1,401
Travelers Companies, Inc. ........................     179,678         8,122
                                                                      94,340

INTERNET SOFTWARE & SERVICES -- 0.8%

Baidu.com ADR ....................................      31,204         4,074 (a)
Google, Inc. (Class A) ...........................      56,994        17,534 (a)
                                                                      21,608

IT SERVICES -- 3.3%

Affiliated Computer Services, Inc. (Class A) .....     242,226        11,130 (a)
Cognizant Technology Solutions Corp. (Class A) ...     545,227         9,847 (a)
Paychex, Inc. ....................................   1,188,041        31,222
Visa, Inc. (Class A) .............................      71,243         3,737
Western Union Co. ................................   2,718,963        38,990
                                                                      94,926

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Thermo Fisher Scientific, Inc. ...................     258,710         8,814 (a)

MACHINERY -- 1.5%

Deere & Co. ......................................     324,156        12,422
Eaton Corp. ......................................     324,724        16,142
ITT Corp. ........................................     289,579        13,318
                                                                      41,882

MEDIA -- 6.3%

Comcast Corp. (Class A) ..........................   4,612,311        74,489
Liberty Global, Inc. (Series C) ..................     434,016         6,588 (a)
Liberty Media Corp -
   Entertainment (Series A) ......................     730,959        12,777 (a)
Omnicom Group, Inc. ..............................   1,610,525        43,355
The Walt Disney Co. ..............................     295,658         6,709
Time Warner, Inc. ................................   2,899,441        29,168
Viacom, Inc. (Class B) ...........................     320,590         6,111 (a)
                                                                     179,197

METALS & MINING -- 1.8%

Allegheny Technologies Inc. ......................     825,997        21,088
Barrick Gold Corp. ...............................     705,639        25,946

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc. .............     227,977   $     5,572
                                                                      52,606

MULTILINE RETAIL -- 0.4%

Kohl's Corp. .....................................     178,106         6,447 (a)
Target Corp. .....................................     167,421         5,781
                                                                      12,228

MULTI-UTILITIES -- 1.3%

Dominion Resources, Inc. .........................     799,653        28,660
PG&E Corp. .......................................     218,635         8,463
                                                                      37,123

OIL, GAS & CONSUMABLE FUELS -- 7.0%

Apache Corp. .....................................     121,113         9,027
Chevron Corp. ....................................     127,411         9,425
ConocoPhillips ...................................      60,557         3,137
Devon Energy Corp. ...............................     330,852        21,740
Exxon Mobil Corp. ................................   1,105,524        88,254
Hess Corp. .......................................      85,491         4,586
Marathon Oil Corp. ...............................   1,382,562        37,827
Occidental Petroleum Corp. .......................      71,243         4,274
Southwestern Energy Co. ..........................     350,697        10,160 (a)
Suncor Energy, Inc. ..............................     427,457         8,335
Valero Energy Corp. ..............................     206,603         4,471
                                                                     201,236

PERSONAL PRODUCTS -- 0.9%

Alberto-Culver Co. ...............................     560,181        13,730
The Estee Lauder Cos. Inc. (Class A) .............     409,646        12,683
                                                                      26,413

PHARMACEUTICALS -- 6.1%

Abbott Laboratories ..............................     592,569        31,625
Bristol-Myers Squibb Co. .........................   1,948,341        45,299
Johnson & Johnson ................................     184,091        11,014
Merck & Company, Inc. ............................     542,544        16,493
Pfizer, Inc. .....................................   2,051,185        36,327
Wyeth ............................................     890,733        33,411
                                                                     174,169

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S PROGRAM MUTUAL FUND           (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.2%

Monster Worldwide, Inc. ..........................     561,248   $     6,786 (a)

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%

CB Richard Ellis Group, Inc. (Class A) ...........     938,257         4,053 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%

Analog Devices, Inc. .............................     238,663         4,539
Intel Corp. ......................................   3,784,960        55,487
Kla-Tencor Corp. .................................     203,043         4,424
Lam Research Corp. ...............................     356,214         7,580 (a)
MEMC Electronic Materials, Inc. ..................     192,357         2,747 (a)
Microchip Technology Inc. ........................     195,919         3,826
National Semiconductor Corp. .....................     338,403         3,408
Taiwan Semiconductor Manufacturing Company Ltd.
   ADR ...........................................   1,068,641         8,442
Texas Instruments Inc. ...........................     758,736        11,776
                                                                     102,229

SOFTWARE -- 3.9%

Intuit, Inc. .....................................     817,709        19,453 (a)
Microsoft Corp. ..................................   4,176,731        81,196
Oracle Corp. .....................................     641,184        11,368 (a)
                                                                     112,017

SPECIALTY RETAIL -- 3.0%

Bed Bath & Beyond, Inc. ..........................   1,730,530        43,990 (a)
Lowe's Companies, Inc. ...........................   1,224,636        26,354
O'Reilly Automotive, Inc. ........................     139,498         4,288 (a)
Staples, Inc. ....................................     603,613        10,817
                                                                      85,449

TOBACCO -- 0.3%

Altria Group, Inc. ...............................     463,077         6,974

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%

American Tower Corp. (Class A) ...................     250,525   $     7,345 (a)
NII Holdings, Inc. (Class B) .....................   1,302,412        23,678 (a)
Vodafone Group PLC ADR ...........................     320,593         6,553
                                                                      37,576

TOTAL INVESTMENT IN SECURITIES
  (COST $3,758,149) ..............................                 2,798,307

                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
--------------------------------------------------------------------------------
TIME DEPOSIT -- 2.0%

State Street Corp.
0.01% ............................................   $  56,194        56,194 (e)
   (COST $56,194)

TOTAL INVESTMENTS
   (COST $3,814,343) .............................                 2,854,501

OTHER ASSETS AND LIABILITIES, NET -- 0.1% ........                     3,337
                                                                 -----------

NET ASSETS -- 100.0% .............................               $ 2,857,838
                                                                 ===========

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

--------------------------------------------------------------------------------
GE S&S Income Fund
--------------------------------------------------------------------------------
                                                                             Q&A
[PHOTO]
PAUL M. COLONNA

THE GE S&S INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY, MARK H. JOHNSON AND VITA MARIE PIKE. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. COLONNA HAS OVERSIGHT AUTHORITY OVER THE FUND.

PAUL M. COLONNA IS A DIRECTOR AND PRESIDENT - FIXED INCOME AT GEAM. SINCE JANUARY 2005, HE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE GE S&S INCOME FUND, AS WELL AS OTHER FIXED INCOME FUNDS MANAGED BY GEAM. MR. COLONNA BECAME PRESIDENT -- FIXED INCOME IN MARCH 2007. PRIOR TO JOINING GEAM IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GEAM. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S INCOME FUND SINCE JOINING GEAM IN 1996. PRIOR TO JOINING GEAM, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK H. JOHNSON IS A SENIOR VICE PRESIDENT OF GEAM AND A SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S INCOME FUND SINCE SEPTEMBER 2007. MR. JOHNSON JOINED GE IN 1998 IN ITS EMPLOYERS REINSURANCE CORPORATION AS A TAXABLE INCOME PORTFOLIO MANAGER. MR. JOHNSON JOINED GEAM AS A VICE PRESIDENT AND PORTFOLIO MANAGER IN 2002 AND BECAME A SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS IN 2007.

VITA MARIE PIKE IS A SENIOR VICE PRESIDENT OF GEAM. SHE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE GE S&S INCOME FUND SINCE JUNE 2004. PRIOR TO JOINING GEAM IN JANUARY 2001, SHE WAS WITH ALLIANCE CAPITAL FOR OVER NINE YEARS SERVING IN A NUMBER OF DIFFERENT CAPACITIES INCLUDING PORTFOLIO MANAGER.

Q. HOW DID THE GE S&S INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the GE S&S Income Fund returned -1.73%. The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), the Fund's benchmark, returned 5.24% and the Fund's Lipper peer group of 571 Intermediate Investment Grade Debt Funds returned an average of -4.43% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008.

A. According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive

--------------------------------------------------------------------------------
                                                                             Q&A
GE S&S Income Fund
--------------------------------------------------------------------------------

      sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Amidst a deepening recession and fear of deflation, the Federal Reserve accelerated its easing policy by lowering the fed funds target to 0%-0.25% in December, a drop of 425 bps from the beginning of the year. Interest rates fell dramatically, particularly in the fourth quarter, while credit spreads widened to record levels as investors lost confidence in risky assets and fled to the safety of U.S. Treasuries. 3-month Treasury Bills fell 316 bps to 0.08%, reaching negative yields at the height of the credit crisis. 2 and 10-year note yields fell 228 and 181 bps respectively to 0.76% and 2.21%. High-grade credit spreads widened 310 bps to 490 bps over U.S. Treasuries during the year and high yield credit spreads widened from 570 bps to 1670 bps reflecting increased expectation of defaults.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary drivers of the Fund's relative underperformance versus the benchmark were sector allocation and stock selection. Exposure to high yield and emerging market debt and an overweight in commercial mortgage-backed securities during the year contributed significantly to the negative Fund return, as those sectors significantly underperformed the benchmark. Specific holdings in short maturity securitized assets backed by sub-prime collateral performed poorly over the past year as the housing market continued to deteriorate. On the positive side however, duration and yield curve positioning added to relative return.

--------------------------------------------------------------------------------
GE S&S Income Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
------------------------------------------------------------------------------

                           ACCOUNT VALUE AT    ACCOUNT VALUE      EXPENSES
                           THE BEGINNING OF    AT THE END OF    PAID DURING
                            THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
------------------------------------------------------------------------------
Actual Fund Return**           1,000.00           987.06             0.99
------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)       1,000.00         1,023.85             1.02
------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FOR THE PERIOD JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 IS AS
      FOLLOWS: (-1.29)%.

--------------------------------------------------------------------------------
GE S&S Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                 GE S&S Income Fund           Barclays Capital U.S. Aggregate
12/98                  $10,000                            $10,000
12/99                  $ 9,908                            $ 9,918
12/00                  $11,006                            $11,071
12/01                  $11,915                            $12,006
12/02                  $13,157                            $13,237
12/03                  $13,721                            $13,780
12/04                  $14,287                            $14,378
12/05                  $14,662                            $14,727
12/06                  $15,357                            $15,366
12/07                  $16,284                            $16,436
12/08                  $16,017                            $17,297

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------
                                                       ONE      FIVE      TEN
                                                       YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
GE S&S Income Fund                                      -1.73%   3.14%   4.82%

Barclays Capital U.S. Aggregate Bond Index               5.24%   4.65%   5.63%

                               INVESTMENT PROFILE

  A fund designed for investors who seek a high interest rate of return over a long-term period consistent with the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances. The Fund invests primarily in a variety of investment-grade debt securities, such as
   U.S. Government securities, mortgage-backed securities, corporate bonds and money market instruments.

--------------------------------------------------------------------------------
                          LIPPER PERFORMANCE COMPARISON
                  INTERMEDIATE INVESTMENT GRADE DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                        ONE     FIVE      TEN
                                                       YEAR     YEAR     YEAR
Fund's rank in peer group: ........................      238      123       41

Number of Funds in peer group: ....................      571      394      199

Peer group average annual total return: ...........    -4.43%    1.73%    4.06

Lipper categories in peer group: Intermediate Investment Grade Debt
--------------------------------------------------------------------------------

                     QUALITY RATINGS AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE

================================================================================
MOODY'S/S&P/                                                    PERCENTAGE OF
FITCH RATING*                                                   MARKET VALUE
--------------------------------------------------------------------------------
Aaa / AAA                                                              76.83%
--------------------------------------------------------------------------------
Aa / AA                                                                 5.67%
--------------------------------------------------------------------------------
A / A                                                                   9.62%
--------------------------------------------------------------------------------
Baa / BBB                                                               3.55%
--------------------------------------------------------------------------------
Ba / BB and lower                                                       4.33%
--------------------------------------------------------------------------------
                                                                      100.00%
--------------------------------------------------------------------------------

* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               GE S&S INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $2,804,364 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Other Investments                                                           0.3%
Asset-Backed                                                               44.1%
Corporate Notes                                                            20.5%
Short-Term & Others                                                        14.1%
U.S. Treasuries                                                            12.5%
Federal Agencies                                                            8.5%

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
BONDS AND NOTES -- 103.1%+
-------------------------------------------------------------------------------------------

U.S. TREASURIES -- 14.9%

U.S. Treasury Bonds
4.38%                                   02/15/38 ..........   $  31,817   $    42,615
4.50%                                   05/15/38 ..........      29,834        40,718
U.S. Treasury Notes
1.25%                                   11/30/10 ..........       1,936         1,956
2.00%                                   11/30/13 ..........      50,628        51,941
3.13%                                   08/31/13 ..........      97,494       105,119
3.50%                                   02/15/18 ..........         903           999
3.63%                                   10/31/09 ..........      37,225        38,205
3.75%                                   11/15/18 ..........      13,191        14,933
4.00%                                   08/15/18 ..........      21,099        24,364
4.50%                                   11/15/10 - 05/15/17       1,712         1,967
4.63%                                   11/15/09 - 10/31/11      24,735        26,442
                                                                              349,259

FEDERAL AGENCIES -- 10.1%(o)

Federal Home Loan Bank
5.00%                                   11/17/17 ..........       9,790        11,224

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
4.13%                                   12/21/12 - 09/27/13   $  56,274   $    60,380 (h)
4.88%                                   02/09/10 ..........      39,085        40,699 (h)
5.13%                                   11/17/17 ..........      45,800        53,066 (h)
Federal National Mortgage Assoc.
3.63%                                   02/12/13 ..........      13,604        14,397
3.88%                                   07/12/13 ..........      55,308        58,693
                                                                              238,459
AGENCY MORTGAGE BACKED -- 34.1%(o)

Federal Home Loan Mortgage Corp.
4.50%                                   06/01/33 - 02/01/35       4,680         4,750 (h)
5.00%                                   07/01/35 - 10/01/35       5,390         5,512 (h)
5.50%                                   05/01/20 - 03/01/38      22,598        23,183 (h)
6.00%                                   04/01/17 - 11/01/37      29,720        30,669 (h)
6.50%                                   01/01/27 - 08/01/36       8,131         8,471 (h)
7.00%                                   10/01/16 - 08/01/36       3,155         3,298 (h)
7.50%                                   11/01/09 - 09/01/33         653           687 (h)
8.00%                                   11/01/30 ..........          12            13 (h)
8.50%                                   04/01/30 - 05/01/30          41            44 (h)
9.00%                                   05/01/16 - 11/01/16         172           188 (h)
5.50%                                   TBA ...............      70,095        71,738 (c)
Federal National Mortgage Assoc.
4.00%                                   05/01/19 - 06/01/19       4,219         4,288 (h)
4.50%                                   05/01/18 - 02/01/35      21,174        21,638 (h)
4.50%                                   02/01/20 ..........         630           646 (h,l)
5.00%                                   07/01/20 - 08/01/35      19,102        19,545 (h)
5.25%                                   04/01/37 ..........       2,618         2,665 (i)
5.47%                                   04/01/37 ..........         175           179 (i)
5.50%                                   01/01/14 - 04/01/38      34,202        35,222 (h)
5.50%                                   04/01/37 ..........       2,386         2,439 (i)
5.50%                                   06/01/20 ..........         673           695 (h,l)
5.52%                                   04/01/37 ..........         976           998 (i)
5.54%                                   04/01/37 ..........       2,280         2,330 (i)
5.57%                                   04/01/37 ..........       2,791         2,856 (i)
5.62%                                   03/01/37 ..........         219           224 (i)
5.67%                                   05/01/37 ..........       1,688         1,729 (i)
5.69%                                   04/01/37 ..........       2,085         2,136 (i)
5.71%                                   04/01/37 ..........       1,067         1,093 (i)
6.00%                                   02/01/14 - 03/01/38      57,617        59,430 (h)
6.00%                                   10/01/34 - 03/01/35       2,728         2,816 (h,l)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
6.01%                                   10/01/37 ..........   $   3,762   $     3,869 (i)
6.50%                                   01/01/14 - 08/01/36      32,033        33,375 (h)
6.50%                                   10/01/34 - 12/01/34         584           609 (h,l)
7.00%                                   08/01/13 - 06/01/36       9,681        10,226 (h)
7.00%                                   10/01/34 ..........         104           109 (h,l)
7.50%                                   12/01/09 - 03/01/34       2,989         3,164 (h)
8.00%                                   12/01/11 - 11/01/33       1,665         1,763 (h)
8.50%                                   04/01/30 - 05/01/31         222           240 (h)
9.00%                                   06/01/09 - 12/01/22       1,079         1,166 (h)
4.50%                                   TBA ...............      40,730        41,236 (c)
5.00%                                   TBA ...............     164,076       167,803 (c)
5.50%                                   TBA ...............      69,242        71,021 (c)
6.00%                                   TBA ...............      47,888        49,295 (c)
6.50%                                   TBA ...............       6,768         7,028 (c)
7.00%                                   TBA ...............       6,130         6,417 (c)
Government National Mortgage Assoc.
4.50%                                   08/15/33 - 09/15/34       8,224         8,394 (h)
4.63%                                   08/20/23 - 09/20/24          18            18 (h,i)
5.00%                                   08/15/33 ..........       1,928         1,981 (h,l)
5.13%                                   11/20/21 - 10/20/25          18            18 (h,i)
5.38%                                   05/20/21 - 04/20/24          24            24 (h,i)
6.00%                                   04/15/27 - 09/15/36       4,910         5,079 (h)
6.50%                                   04/15/19 - 09/15/36       7,597         7,947 (h)
6.50%                                   06/15/34 - 08/15/34         174           181 (h,l)
7.00%                                   03/15/12 - 10/15/36       3,971         4,156 (h)
7.00%                                   06/15/34 ..........          61            64 (h,l)
7.50%                                   11/15/22 - 10/15/33         870           922 (h)
8.00%                                   11/15/29 - 06/15/30          15            16 (h)
8.50%                                   10/15/17 ..........         595           635 (h)
9.00%                                   11/15/16 - 12/15/21       1,601         1,708 (h)
5.50%                                   TBA ...............      62,595        64,453 (c)
                                                                              802,399

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%(o)

Collateralized Mortgage Obligation
   Trust (Class B)
13.38%                                  11/01/18 ..........         273           203 (d,f,h)
Federal Home Loan Mortgage Corp.
4.50%                                   11/15/13 - 03/15/19       7,088           394 (g,h,m)
5.00%                                   04/15/14 - 12/01/34      45,745         4,292 (g,h,m)

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
5.00%                                   05/15/38 ..........   $   2,093   $     2,023
5.29%                                   06/15/36 ..........      43,697         3,491 (g,i,m)
5.46%                                   05/15/36 - 11/15/36      20,953         1,868 (g,i,m)
5.50%                                   04/15/17 - 06/15/33       5,769           849 (g,h,m)
5.56%                                   05/15/37 ..........       9,473           826 (g,i,m)
5.81%                                   02/15/38 ..........       9,667           846 (g,i,m)
6.11%                                   09/15/35 ..........       8,139           921 (g,i,m)
7.50%                                   01/15/16 ..........         335           346 (h)
7.50%                                   07/15/27 ..........          67            10 (g,h,m)
8.00%                                   04/15/20 ..........         187           197 (h)
8.00%                                   02/01/23 - 07/01/24         182            39 (g,h,m)
8.56%                                   12/15/33 ..........       1,970         1,804 (h,i)
18.98%                                  11/15/37 ..........       5,492         4,790 (d,f)
55.02%                                  09/25/43 ..........      18,433            91 (d,g,h,m)
Federal Home Loan Mortgage STRIPS
5.44%                                   08/01/27 ..........          44            38 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                   12/25/42 ..........       3,151            98 (g,h,i,m)
4.00%                                   02/25/28 ..........         123           123 (h)
4.50%                                   05/25/18 ..........       1,414            64 (g,h,m)
4.75%                                   11/25/14 ..........         761            17 (g,h,m)
5.00%                                   08/25/17 - 02/25/32       8,456           909 (g,h,m)
5.00%                                   10/25/35 - 08/25/38       5,564         5,461
5.50%                                   01/25/33 ..........       2,620         2,640
6.03%                                   04/25/38 ..........      11,528           852 (g,i,m)
6.53%                                   10/25/29 ..........       4,496           363 (g,h,i,m)
7.03%                                   05/25/18 ..........       1,581           163 (g,h,i,m)
7.13%                                   09/25/42 ..........      11,530         1,449 (g,h,i,m)
7.23%                                   08/25/16 ..........       2,129           107 (g,h,i,m)
Federal National Mortgage Assoc.
   (Class 1)
4.50%                                   09/01/35 - 01/01/36      17,168         2,803 (g,m)
5.00%                                   05/25/38 ..........       5,407           820 (g,m)
10.04%                                  11/01/34 ..........       4,550         4,113 (d,f,h)
Federal National Mortgage Assoc.
   (Class 2)
5.00%                                   09/01/33 - 03/25/38      19,659         2,382 (g,h,m)
5.50%                                   12/01/33 ..........       1,508           178 (g,h,m)
Federal National Mortgage Assoc. REMIC
4.50%                                   11/25/13 ..........         420             1 (g,h,m)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
5.00%                                   10/25/22 ..........   $   1,894   $       115 (g,h,m)
15.57%                                  03/25/31 ..........       3,791         4,102 (h,i)
Federal National Mortgage Assoc.
   REMIC (Class B)
3.03%                                   12/25/22 ..........         191           175 (d,f,h)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%**                              05/25/22 ..........          --             6 (g,h,m)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
4.50%                                   08/01/35 ..........       5,235           821 (g,h,m)
5.00%                                   08/01/34 ..........      45,479         5,379 (g,h,m)
7.50%                                   11/01/23 ..........         859           159 (g,h,m)
8.00%                                   08/01/23 - 07/01/24         394            71 (g,h,m)
8.50%                                   03/01/17 - 07/25/22         635           125 (g,h,m)
9.00%                                   05/25/22 ..........         199            46 (g,h,m)
Government National Mortgage
   Association.
1.01%                                   11/06/46 ..........       7,636           440 (g,h,i,l,m)
                                                                               57,010

ASSET BACKED -- 8.7%

Accredited Mortgage Loan
   Trust (Class A)
1.70%                                   07/25/34 ..........         732           270 (d,h,i)
AESOP Funding II LLC (Class A)
1.57%                                   04/20/11 ..........       8,000         6,785 (d,h,i,l)
AmeriCredit Automobile
   Receivables Trust
1.96%                                   04/07/14 ..........       8,250         4,832 (i,l)
BA Credit Card Trust
1.20%                                   08/15/12 ..........      10,000         9,363 (h,i)
Bayview Financial Acquisition
   Trust (Class A)
1.15%                                   02/28/44 ..........       3,474         2,840 (i)
Bear Stearns Asset Backed
   Securities Trust (Class A)
1.77%                                   01/25/34 ..........         323           232 (d,h,i)
Capital Auto Receivables Asset
   Trust (Class A)
1.98%                                   01/15/10 ..........       3,950         3,856 (b,h,i)
Capital One Auto Finance Trust
1.20%                                   04/15/12 ..........      16,984        14,776 (h,i,l)

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Carmax Auto Owner Trust
4.35%                                   03/15/10 ..........   $     603           601 (h)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
5.75%                                   05/25/32 ..........         358           151 (h,i)
Chase Issuance Trust (Class A)
1.22%                                   11/15/11 ..........      14,000        13,495 (i)
Countrywide Asset-Backed
   Certificates
1.51%                                   06/25/35 ..........       1,207         1,131 (d,i)
1.66%                                   07/25/34 ..........       1,775         1,407 (d,i)
1.83%                                   05/25/33 ..........          28            24 (d,i)
1.92%                                   02/25/35 ..........       4,364         4,114 (d,h,i)
Countrywide Asset-Backed
   Certificates (Class 2)
1.07%                                   06/25/33 ..........          20            11 (i)
Countrywide Asset-Backed
   Certificates (Class A)
0.14%                                   03/25/33 ..........         585           364 (d,i)
1.03%                                   08/25/32 ..........         173            70 (h,i)
1.13%                                   04/25/32 ..........         106            74 (h,i)
1.77%                                   08/25/34 ..........          94            76 (d,h,i)
Countrywide Home Equity Loan
   Trust (Class 2)
1.44%                                   01/15/30 ..........       4,421         2,288 (i)
Discover Card Master Trust I
1.21%                                   04/15/10 ..........       5,000         4,617 (i)
Discover Card Master Trust I
   (Class A)
1.23%                                   04/17/12 ..........      25,700        24,612 (h,i)
First Franklin Mortgage Loan
   Asset Backed Certificates
1.66%                                   11/25/36 ..........       2,030         1,926 (d,i)
First Franklin Mortgage Loan
   Asset Backed Certificates (Class M)
1.85%                                   03/25/35 ..........      10,000         6,552 (d,i,l)
First Horizon Asset Back Trust
   (Class A)
1.62%                                   02/25/34 ..........       1,317           986 (d,h,i)
Fleet Home Equity Loan Trust
   (Class A)
1.70%                                   01/20/33 ..........       1,093           645 (i)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.38%                                   06/15/11 ..........   $  13,500   $    13,033 (i)
GMAC Mortgage Corp. Loan Trust
1.58%                                   08/25/35 ..........       3,996         2,108 (d,i,l)
GSAA Trust
1.46%                                   10/25/36 ..........       2,155         1,815 (d,h,i)
1.65%                                   01/25/36 ..........      10,000         7,400 (d,i,l)
1.80%                                   05/25/34 ..........         498           324 (d,h,i)
GSAMP Trust
1.55%                                   12/25/35 ..........       4,572         4,372 (d,i)
Hertz Vehicle Financing LLC
1.54%                                   02/25/10 ..........       1,667         1,649 (d,i,l)
Indymac Residential Asset
   Backed Trust
1.45%                                   11/25/36 ..........         444           434 (d,i)
1.51%                                   11/25/36 ..........      10,449         9,249 (d,i,l)
1.57%                                   10/25/35 ..........       1,577         1,554 (d,i)
Indymac Residential Asset
   Backed Trust (Class M)
2.47%                                   04/25/47 ..........       1,018            35 (h,i,l)
Indymac Seconds Asset
   Backed Trust
1.50%                                   05/25/36 ..........       1,440         1,230 (d,i)
Irwin Home Equity Corp.
1.55%                                   02/25/36 ..........         482           194 (b,d,i)
JP Morgan Mortgage
   Acquisition Corp.
0.14%                                   01/25/36 ..........         543           534 (d,i)
1.55%                                   03/01/37 ..........       4,300         2,451 (d,h,i,l)
Long Beach Mortgage Loan Trust
1.50%                                   05/25/36 ..........       2,084         1,926 (d,i,l)
1.56%                                   05/25/36 ..........       2,000           836 (d,h,i,l)
1.68%                                   09/25/35 ..........       1,410         1,219 (d,i)
Mid-State Trust
7.54%                                   07/01/35 ..........         790           739 (h,l)
Nissan Auto Lease Trust
1.27%                                   02/15/13 ..........      12,127        11,062 (i)
Option One Mortgage
   Loan Trust
1.53%                                   07/25/37 ..........       5,000         2,984 (d,h,i,l)
Option One Mortgage Loan
   Trust (Class A)
1.31%                                   02/25/33 ..........         361           246 (i)

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Peco Energy Transition Trust
6.52%                                   12/31/10 ..........   $   2,219   $     2,236 (h)
Residential Asset Mortgage
   Products Inc.
1.64%                                   03/25/34 ..........          26            25 (d,h,i)
Residential Asset Mortgage
   Products Inc. (Class A)
1.03%                                   06/25/32 ..........         101            72 (i)
Residential Asset Securities Corp.
1.50%                                   06/25/36 ..........       1,549         1,469 (d,i,l)
1.90%                                   07/25/32 ..........         337           170 (d,h,i)
Residential Asset Securities
   Corp. (Class A)
1.05%                                   06/25/33 ..........         654           383 (h,i)
1.11%                                   11/25/33 ..........         592           359 (h,i)
4.16%                                   07/25/30 ..........         243           235 (h,i)
Residential Funding Mortgage
   Securities II Inc. (Class A)
1.61%                                   02/25/34 ..........         131            46 (d,i)
Saxon Asset Securities Trust
1.51%                                   03/25/36 ..........         305           302 (d,i)
SLM Student Loan Trust (Class A)
2.05%                                   06/15/18 ..........         427           372 (h,i)
Swift Master Auto Receivables
   Trust (Class A)
1.30%                                   06/15/12 ..........      15,000        10,209 (h,i)
Triad Auto Receivables Owner
   Trust (Class A)
1.50%                                   02/12/14 ..........      11,000         8,307 (h,i)
Wachovia Asset Securitization,
   Inc. (Class A)
1.62%                                   06/25/34 ..........         702           564 (d,i)
Washington Mutual Master
   Note Trust
1.23%                                   05/15/14 ..........      10,000         7,124 (i,l)
Wells Fargo Home Equity Trust
3.97%                                   05/25/34 ..........         818           807 (h,i)
                                                                              204,172

CORPORATE NOTES -- 24.5%

Abbott Laboratories
5.88% 05/15/16                                                    4,138         4,482
AES Ironwood LLC
8.86%                                   11/30/25 ..........       5,557         4,835 (h)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
American Railcar Industries, Inc.
7.50%                                   03/01/14 ..........   $   1,105   $       729 (h)
ARAMARK Corp.
8.50%                                   02/01/15 ..........       5,370         4,860 (h)
ArcelorMittal USA
6.50%                                   04/15/14 ..........         570           405 (h)
Archer-Daniels-Midland Co.
6.45%                                   01/15/38 ..........       4,266         4,322 (h)
Arizona Public Service Co.
6.25%                                   08/01/16 ..........       3,165         2,545 (h)
AT&T, Inc.
5.60%                                   05/15/18 ..........       4,622         4,706
6.40%                                   05/15/38 ..........       5,262         5,637
6.70%                                   11/15/13 ..........       3,500         3,708
BAC Capital Trust VI
5.63%                                   03/08/35 ..........       3,200         2,688 (h)
Baker Hughes Inc.
7.50%                                   11/15/18 ..........       1,973         2,187
Bank of America Corp.
4.88%                                   01/15/13 ..........       7,000         6,896
5.75%                                   12/01/17 ..........       8,335         8,322
8.00%                                   12/29/49 ..........       1,043           750 (h,i)
Bear Stearns Companies Inc.
5.85%                                   07/19/10 ..........       3,102         3,134 (h)
6.95%                                   08/10/12 ..........       6,270         6,512 (h)
BellSouth Corp.
6.55%                                   06/15/34 ..........       3,035         3,077 (h)
Berkshire Hathaway
   Finance Corp.
5.00%                                   08/15/13 ..........       8,945         9,099
Bristol-Myers Squibb Co.
5.45%                                   05/01/18 ..........       2,588         2,680 (h)
5.88%                                   11/15/36 ..........       2,145         2,281 (h)
Cardinal Health, Inc.
5.50%                                   06/15/13 ..........       2,150         2,032
Cargill Inc.
5.20%                                   01/22/13 ..........       4,389         4,021 (b,h)
6.00%                                   11/27/17 ..........       3,937         3,530 (b,h)
Carolina Power & Light Co.
5.15%                                   04/01/15 ..........       1,500         1,504 (h)
5.70%                                   04/01/35 ..........         815           828 (h)
6.13%                                   09/15/33 ..........       1,590         1,704 (h)
Cellco Partnership
7.38%                                   11/15/13 ..........       2,403         2,535 (b)

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
Century Aluminum Co.
7.50%                                   08/15/14 ..........   $   5,408   $     3,110
Chesapeake Energy Corp.
7.25%                                   12/15/18 ..........       5,371         4,189
Citigroup, Inc.
6.50%                                   08/19/13 ..........      16,257        16,405
Clarendon Alumina
   Production Ltd.
8.50%                                   11/16/21 ..........       3,535         2,086 (b,h)
CME Group Inc.
5.40%                                   08/01/13 ..........       5,351         5,315
Community Health Systems, Inc.
8.88%                                   07/15/15 ..........       5,370         4,940
Consolidated Edison Company
   of New York, Inc.
5.85%                                   04/01/18 ..........       4,316         4,346
Constellation Brands, Inc.
7.25%                                   05/15/17 ..........       5,371         5,076
COX Communications Inc.
6.25%                                   06/01/18 ..........       4,540         4,030 (b)
7.13%                                   10/01/12 ..........       2,052         1,964 (h)
7.75%                                   11/01/10 ..........       2,410         2,365 (h)
Credit Suisse
6.00%                                   02/15/18 ..........       4,684         4,301 (h)
CSC Holdings Inc.
8.50%                                   06/15/15 ..........       5,365         4,721 (b)
CSX Transportation, Inc.
9.75%                                   06/15/20 ..........       1,365         1,547 (h)
CVS/Caremark Corp.
5.75%                                   06/01/17 ..........       2,133         2,008 (h)
Diageo Capital PLC
5.20%                                   01/30/13 ..........       2,074         2,041 (h)
Dominion Resources, Inc.
6.30%                                   09/30/66 ..........       5,494         2,472 (h,i)
Dover Corp.
6.50%                                   02/15/11 ..........       1,930         1,973 (h)
DP World Ltd.
6.85%                                   07/02/37 ..........       2,200         1,133 (b,h)
Duke Energy Carolinas LLC
5.38%                                   01/01/09 ..........       1,065         1,065 (h)
Duke Energy Indiana, Inc.
6.35%                                   08/15/38 ..........       3,212         3,615
Duke Realty LP
6.25%                                   05/15/13 ..........       2,096         1,443 (h)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.
7.50%                                   06/01/15 ..........   $   5,370   $     3,759
Echostar DBS Corp.
7.75%                                   05/31/15 ..........       5,375         4,569
EI Du Pont de Nemours & Co.
4.88%                                   04/30/14 ..........       2,080         2,052 (h)
6.00%                                   07/15/18 ..........       4,921         5,168
Empresa Energetica de Sergipe/
   S.A. de Eletrificacao da Paraiba
10.50%                                  07/19/13 ..........       1,104           972 (b,h)
EOG Resources, Inc.
5.88%                                   09/15/17 ..........       3,854         3,913
6.88%                                   10/01/18 ..........       3,250         3,545
Ford Motor Credit Company LLC
7.88%                                   06/15/10 ..........       5,369         4,296
General Dynamics Corp.
5.25%                                   02/01/14 ..........       2,990         3,064
Georgia-Pacific LLC
9.50%                                   12/01/11 ..........       5,573         5,267
GlaxoSmithKline Capital Inc.
4.85%                                   05/15/13 ..........       2,096         2,102
6.38%                                   05/15/38 ..........       5,332         6,024
Globo Comunicacao e
   Participacoes S.A.
7.25%                                   04/26/22 ..........         290           258 (b)
Goldman Sachs Group, Inc.
6.15%                                   04/01/18 ..........       4,954         4,761
6.60%                                   01/15/12 ..........       8,340         8,229 (h)
GTE Corp.
7.51%                                   04/01/09 ..........       2,125         2,133 (h)
Halliburton Co.
5.90%                                   09/15/18 ..........       1,449         1,529
Harrah's Operating
   Company Inc.
10.00%                                  12/15/18 ..........         928           339 (b)
10.75%                                  02/01/16 ..........       4,045         1,153 (b)
HCA Inc.
9.25%                                   11/15/16 ..........       5,368         4,925
Hewlett-Packard Co.
5.50%                                   03/01/18 ..........       2,127         2,147 (h)
Hexion US Finance Corp.
9.75%                                   11/15/14 ..........       4,397         1,253
Honeywell International, Inc.
5.30%                                   03/01/18 ..........       6,034         6,156

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Host Hotels & Resorts LP (REIT)
6.38%                                   03/15/15 ..........   $   8,076   $     6,017
HSBC Bank USA N.A.
4.63%                                   04/01/14 ..........       1,815         1,682 (h)
7.00%                                   01/15/39 ..........       5,250         5,803
HSBC Capital Funding LP
   (Series 1)
9.55%                                   12/29/49 ..........       2,273         1,801 (b,h,i)
HSBC Finance Corp.
6.75%                                   05/15/11 ..........       1,975         1,966 (h)
HSBC Holdings PLC
6.50%                                   05/02/36 ..........         625           635 (h)
IIRSA Norte Finance Ltd.
8.75%                                   05/30/24 ..........       3,141         2,261 (b,h)
Independencia International Ltd.
9.88%                                   05/15/15 ..........       1,467           807 (b)
ING Capital Funding TR III
8.44%                                   12/29/49 ..........       3,000         1,510 (h,i)
ING Groep N.V.
5.78%                                   12/29/49 ..........       1,389           595 (h,i)
Ingersoll-Rand Global Holding
   Company Ltd.
6.88%                                   08/15/18 ..........       2,137         2,044
Intergen N.V.
9.00%                                   06/30/17 ..........       3,617         2,966 (b,h)
International Business
   Machines Corp.
7.63%                                   10/15/18 ..........       2,400         2,878
Interoceanica IV Finance Ltd.
6.51%                                   11/30/25 ..........       1,639           555 (b,d,h)
7.07%                                   11/30/18 ..........       1,365           685 (b,d,h)
Iron Mountain, Inc.
8.00%                                   06/15/20 ..........       5,361         4,302
John Deere Capital Corp.
4.50%                                   04/03/13 ..........       4,153         3,975 (h)
Johnson & Johnson
5.85%                                   07/15/38 ..........       5,350         6,464
JP Morgan Chase & Co.
6.40%                                   05/15/38 ..........       3,248         3,842
7.00%                                   11/15/09 ..........       3,965         4,007 (h)
JPMorgan Chase Bank
5.88%                                   06/13/16 ..........       3,190         3,182 (h)
Kellogg Co.
5.13%                                   12/03/12 ..........       1,964         1,963

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
Kimberly-Clark Corp.
7.50%                                   11/01/18 ..........   $   1,152   $     1,357
Kraft Foods, Inc.
6.75%                                   02/19/14 ..........       1,140         1,183
Kroger Co.
6.15%                                   01/15/20 ..........       5,378         5,306
Lippo Karawaci Finance BV
8.88%                                   03/09/11 ..........       2,695         1,672
LyondellBasell Industries AF SCA
8.38%                                   08/15/15 ..........       5,864           147 (b,h)
Markel Corp.
7.35%                                   08/15/34 ..........       1,096           743 (h)
McDonald's Corp.
5.80%                                   10/15/17 ..........       2,087         2,232 (h)
6.30%                                   03/01/38 ..........       2,992         3,300 (h)
Mediacom LLC / Mediacom
   Capital Corp.
9.50%                                   01/15/13 ..........       5,520         4,168 (h)
Merck & Company, Inc.
5.75%                                   11/15/36 ..........       1,589         1,673 (h)
Merrill Lynch & Company, Inc.
6.05%                                   08/15/12 ..........       2,147         2,118
6.88%                                   04/25/18 ..........       4,433         4,637
MetLife, Inc. (Series A)
6.82%                                   08/15/18 ..........       9,700         9,238
Metropolitan Life Global
   Funding I
4.25%                                   07/30/09 ..........       3,910         3,826 (b,h)
Midamerican Energy
   Holdings Co.
6.13%                                   04/01/36 ..........       2,165         2,013 (h)
Mizuho Financial Group
   Cayman Ltd.
8.38%                                   12/29/49 ..........       3,070         2,861
Morgan Stanley
5.05%                                   01/21/11 ..........       4,750         4,562
6.00%                                   04/28/15 ..........       3,200         2,761
Morgan Stanley (Series F)
6.63%                                   04/01/18 ..........       2,100         1,842
Munich Re America Corp.
   (Series B)
7.45%                                   12/15/26 ..........       1,935         2,026 (h)
Nakilat Inc.
6.07%                                   12/31/33 ..........         430           288 (b,h)

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------
New York Life Global Funding
5.38%                                   09/15/13 ..........   $   2,268   $     2,245 (b)
NGPL PipeCo LLC
7.12%                                   12/15/17 ..........       2,195         1,976 (b)
Norfolk Southern Corp.
8.63%                                   05/15/10 ..........       3,125         3,170 (h)
Northern States Power
6.25%                                   06/01/36 ..........       1,240         1,310 (h)
NorthWestern Corp.
5.88%                                   11/01/14 ..........       3,875         3,573 (h)
NRG Energy, Inc.
7.38%                                   02/01/16 ..........       5,370         4,994
Oncor Electric Delivery Co.
5.95%                                   09/01/13 ..........       6,603         6,158 (b)
OPTI Canada Inc.
8.25%                                   12/15/14 ..........       2,725         1,472
Oracle Corp.
5.75%                                   04/15/18 ..........         852           891
Pacific Gas & Electric Co.
5.80%                                   03/01/37 ..........       2,045         2,121
Parker Hannifin Corp.
5.50%                                   05/15/18 ..........       3,249         3,141
Pemex Finance Ltd.
9.03%                                   02/15/11 ..........       3,033         3,094 (h)
Pemex Project Funding
   Master Trust
5.75%                                   03/01/18 ..........         910           803 (b)
7.88%                                   02/01/09 ..........       1,009         1,010
PepsiCo, Inc.
5.00%                                   06/01/18 ..........       6,708         6,953
7.90%                                   11/01/18 ..........       3,092         3,790
Pitney Bowes, Inc.
3.88%                                   06/15/13 ..........       2,446         2,314
Potomac Edison Co.
5.35%                                   11/15/14 ..........       1,520         1,325 (h)
Potomac Electric Power Co.
7.90%                                   12/15/38 ..........         866           965
President and Fellows of
   Harvard College
5.00%                                   01/15/14 ..........       2,500         2,579 (b)
Procter & Gamble Co.
4.60%                                   01/15/14 ..........       2,280         2,389
5.50%                                   02/01/34 ..........       1,154         1,205

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Public Service Company
   of Colorado
7.88%                                   10/01/12 ..........   $   3,330   $     3,502 (h)
Puget Sound Energy, Inc.
   (Series A)
6.97%                                   06/01/67 ..........       3,750         1,688 (h,i)
Rogers Communications, Inc.
6.80%                                   08/15/18 ..........       5,926         5,988
Royal Bank of Scotland
   Group PLC
5.00%                                   10/01/14 ..........       1,372         1,176 (h)
Sabine Pass LNG LP
7.25%                                   11/30/13 ..........       1,825         1,332
7.50%                                   11/30/16 ..........       4,610         3,319
Safeway, Inc.
6.25%                                   03/15/14 ..........         682           686
Security Benefit Life Insurance
8.75%                                   05/15/16 ..........       2,190         1,594 (b,n)
Skandinaviska Enskilda
   Banken AB
7.50%                                   03/29/49 ..........       2,510         2,319 (b,h,i)
Southern California Edison Co.
5.50%                                   08/15/18 ..........       7,286         7,617
Sprint Capital Corp.
7.63%                                   01/30/11 ..........       1,720         1,436 (h)
Standard Bank London Holdings
   PLC for NAK Naftogaz Ukrainy
8.13%                                   09/30/09 ..........       2,300         1,024
Standard Chartered Bank
   Hong Kong Ltd.
4.38%                                   12/03/14 ..........       3,730         3,347
Telecom Italia Capital S.A.
6.20%                                   07/18/11 ..........       3,491         3,098
Telefonica Emisiones SAU
5.86%                                   02/04/13 ..........       3,075         2,989
6.22%                                   07/03/17 ..........       3,198         3,151
Tenneco, Inc.
8.63%                                   11/15/14 ..........       5,365         2,039
Terex Corp.
8.00%                                   11/15/17 ..........       5,568         4,733
Tesco PLC
5.50%                                   11/15/17 ..........       1,800         1,669 (b)
Textron Inc.
6.50%                                   06/01/12 ..........       2,164         1,868

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------
The Bank of New York
   Mellon Corp.
4.95%                                   11/01/12 ..........   $   5,000   $     5,076
The Travelers Companies, Inc.
5.80%                                   05/15/18 ..........       2,150         2,071
Thomson Reuters Corp.
5.95%                                   07/15/13 ..........       4,282         3,987
6.50%                                   07/15/18 ..........       2,144         1,950
TIAA Global Markets Inc.
4.95%                                   07/15/13 ..........       2,919         2,887 (b)
Time Warner Cable, Inc.
6.20%                                   07/01/13 ..........       4,186         3,960
6.75%                                   07/01/18 ..........       4,394         4,231
8.75%                                   02/14/19 ..........       3,498         3,803
TNK-BP Finance S.A.
6.63%                                   03/20/17 ..........       1,355           650 (b)
TransCanada Pipelines Ltd.
6.50%                                   08/15/18 ..........       2,997         2,940
Transocean, Inc.
6.00%                                   03/15/18 ..........       2,121         1,932
UBS Preferred Funding Trust I
8.62%                                   10/29/49 ..........       2,465         1,489 (i)
Union Electric Co.
6.70%                                   02/01/19 ..........       4,046         3,687
United Technologies Corp.
6.13%                                   07/15/38 ..........       2,433         2,644
Verizon Communications, Inc.
6.90%                                   04/15/38 ..........       2,140         2,408
8.75%                                   11/01/18 ..........       4,470         5,244
Verizon Global Funding Corp.
7.25%                                   12/01/10 ..........       3,889         4,077 (h)
Verizon Pennsylvania, Inc.
8.35%                                   12/15/30 ..........       1,350         1,319 (h)
8.75%                                   08/15/31 ..........       2,125         2,107 (h)
Walgreen Co.
4.88%                                   08/01/13 ..........       7,824         8,058
Wal-Mart Stores, Inc.
5.80%                                   02/15/18 ..........       4,270         4,725
6.20%                                   04/15/38 ..........       3,254         3,560
Wells Fargo & Co.
5.63%                                   12/11/17 ..........       1,045         1,090
Westar Energy, Inc.
7.13%                                   08/01/09 ..........       2,215         2,195 (h)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Westlake Chemical Corp.
6.63%                                   01/15/16 ..........   $   4,376   $     2,538 (h)
Wyeth
5.50%                                   03/15/13 ..........       5,569         5,673
XTO Energy, Inc.
6.38%                                   06/15/38 ..........       1,677         1,482
6.50%                                   12/15/18 ..........       2,798         2,709
                                                                              576,206

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.4%

Banc of America Commercial
   Mortgage Inc.
5.32%                                   09/10/47 ..........       3,131         2,546 (h)
5.45%                                   01/15/49 ..........       3,000         2,228 (h)
Banc of America Commercial
   Mortgage Inc. (Class A)
5.49%                                   02/10/51 ..........      10,240         7,492
Banc of America Commercial
   Mortgage Inc. (Class C)
5.70%                                   04/10/49 ..........       2,000           361 (h,i,l)
Banc of America Funding Corp.
5.72%                                   03/20/36 ..........       1,735           315 (h,i,l)
5.76%                                   02/20/36 ..........       2,973           715 (h,i,l)
Banc of America Mortgage
   Securities Inc. (Class B)
5.35%                                   01/25/36 ..........       1,830           606 (h,i)
5.55%                                   02/25/36 ..........       1,382           596 (h,i)
Bear Stearns Commercial
   Mortgage Securities
5.41%                                   03/11/39 ..........       1,472         1,286 (h,i)
5.48%                                   10/12/41 ..........       4,563         3,724 (h)
5.53%                                   10/12/41 ..........       4,563         3,179 (h)
5.71%                                   06/11/40 ..........       3,240         2,523
6.02%                                   02/14/31 ..........       1,021         1,018 (h,i)
Bear Stearns Commercial
   Mortgage Securities (Class A)
5.92%                                   06/11/50 ..........       5,550         2,763
Bear Stearns Commercial
   Mortgage Securities (Class D)
5.99%                                   09/11/42 ..........         700            96 (h,i,l)
Citigroup Commercial
   Mortgage Trust
5.70%                                   12/10/49 ..........       6,190         4,666 (h,i)
6.10%                                   12/10/49 ..........         870           672

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
Commercial Mortgage
   Loan Trust
6.02%                                   12/10/49 ..........   $   5,715   $     4,134
Countrywide Alternative
   Loan Trust
5.97%                                   05/25/36 ..........         645             6 (h,i,l)
6.00%                                   03/25/36 - 08/25/36       3,166            66 (h,l)
Countrywide Alternative Loan
   Trust (Class B)
6.00%                                   05/25/36 - 08/25/36       1,963            35 (h,l)
Credit Suisse Mortgage
   Capital Certificates
5.47%                                   09/15/39 ..........       3,967         2,919 (h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
5.65%                                   02/25/36 ..........         972           142 (h,i,l)
Crusade Global Trust (Class A)
2.04%                                   09/18/34 ..........         898           869 (i)
CS First Boston Mortgage
   Securities Corp.
1.38%                                   03/15/35 ..........      59,164           839 (h,i,l)
5.25%                                   08/25/34 ..........       1,116         1,021 (h)
5.34%                                   10/25/35 ..........       1,639           221 (h,i,l)
15.81%                                  07/15/37 ..........      47,511           685 (d,h,i,l)
First Horizon Alternative
   Mortgage Securities (Class B)
5.98%                                   05/25/36 ..........         423             9 (h,i,l)
GMAC Commercial Mortgage
   Securities Inc.
6.47%                                   04/15/34 ..........       1,919         1,876 (h)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
15.72%                                  12/10/41 ..........      67,020           782 (d,h,i,l)
Greenwich Capital Commercial
   Funding Corp.
5.12%                                   04/10/37 ..........       4,200         3,812 (h)
Impac CMB Trust
1.66%                                   04/25/35 ..........       1,977           967 (d,h,i)
Impac CMB Trust (Class 1)
1.76%                                   10/25/34 ..........       4,657         2,675 (d,h,i)
Impac Secured Assets CMN
   Owner Trust
1.79%                                   03/25/36 ..........       3,041         1,253 (d,i)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------------
Impac Secured Assets CMN
   Owner Trust (Class A)
1.65%                                   11/25/36 ..........   $  10,085   $    2,055 (d,h,i)
Indymac INDA Mortgage
   Loan Trust
5.15%                                   01/25/36 ..........         473            6 (h,i,l)
Indymac INDA Mortgage Loan
   Trust (Class B)
5.15%                                   01/25/36 ..........         951          450 (h,i,l)
Interstar Millennium Trust
   (Class A)
2.20%                                   03/14/36 ..........         632          606 (i)
JP Morgan Alternative
   Loan Trust
1.46%                                   08/25/36 ..........       3,724        3,206 (d,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.11%                                   01/12/39 ..........      37,648          635 (h,i,l)
5.44%                                   06/12/47 ..........       3,870        2,792
5.72%                                   02/15/51 ..........       5,150        3,597
6.06%                                   02/15/51 ..........       7,160        3,362 (i)
6.07%                                   02/12/51 ..........       6,200        4,393
6.20%                                   02/12/51 ..........       1,080          164 (h,i,l)
6.47%                                   11/15/35 ..........       5,391        5,216 (h)
LB-UBS Commercial
   Mortgage Trust
4.06%                                   09/15/27 ..........       4,018        3,897 (h,i)
5.86%                                   07/15/40 ..........       3,070        2,184 (i)
6.23%                                   03/15/26 ..........         806          800 (h)
15.64%                                  01/18/12 ..........      66,378          910 (d,h,i,l)
16.17%                                  09/15/39 ..........     133,777        2,681 (d,h,i,l)
24.89%                                  01/15/36 ..........      21,953          707 (d,h,l)
26.09%                                  03/15/36 ..........      71,516        1,238 (d,h,i,l)
27.04%                                  02/15/40 ..........      51,716          594 (d,h,i,l)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%                                   12/15/30 ..........       1,777        1,705 (h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%                                   07/14/16 ..........         750          683 (b,h)
LB-UBS Commercial Mortgage
   Trust (Class F)
6.24%                                   07/15/40 ..........       1,915          297 (h,i,l)

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
   Trust (Class X)
27.91%                                  12/15/39 ..........   $  51,809   $       488 (d,h,i,l)
39.46%                                  03/15/32 ..........      54,040           251 (d,h,i,l)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
1.46%                                   10/15/17 ..........       7,000         5,191 (b,h,i)
1.51%                                   10/15/17 ..........       4,000         2,969 (b,h,i)
MASTR Alternative Loans Trust
5.00%                                   08/25/18 ..........       1,704           161 (g,h,m)
Medallion Trust (Class A)
2.19%                                   08/22/36 ..........       1,776         1,683 (i)
Merrill Lynch Mortgage Trust
   (Class A)
5.61%                                   05/12/39 ..........       5,006         4,313 (h,i)
Merrill Lynch/Countrywide
   Commercial Mortgage Trust
5.42%                                   08/12/48 ..........       3,300         1,501
MLCC Mortgage Investors Inc.
5.38%                                   02/25/36 ..........       1,505            45 (h,i)
Morgan Stanley Capital I
1.74%                                   01/15/21 ..........       8,579         5,319 (b,i)
5.28%                                   12/15/43 ..........       2,021         1,656 (h)
5.33%                                   12/15/43 ..........       2,021         1,520 (h)
5.39%                                   11/12/41 ..........       4,629         1,328 (h,i)
5.44%                                   02/12/44 ..........       2,017         1,380 (b,h)
5.45%                                   02/12/44 ..........       1,080           801 (i)
5.69%                                   04/15/49 ..........      14,950        11,219 (h,i)
5.71%                                   07/12/44 ..........       3,000         2,162 (h)
5.88%                                   06/11/49 ..........       4,050         3,001
7.11%                                   04/15/33 ..........         840           837 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                   02/12/44 ..........       3,039         2,407 (h)
5.81%                                   12/12/49 ..........       1,490         1,116
Morgan Stanley Dean Witter
   Capital I (Class A)
5.72%                                   12/18/32 ..........          41            40 (h)
6.54%                                   02/15/31 ..........         255           252 (h)
Mortgage Capital Funding Inc.
   (Class C)
6.73%                                   06/18/30 ..........         113           113 (h)
MortgageIT Trust (Class A)
1.70%                                   08/25/35 ..........       4,039         2,020 (d,h,i)

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
National RMBS Trust
1.64%                                   03/20/34 ..........   $     879   $       843 (i)
Nomura Asset Securities Corp.
   (Class A)
6.59%                                   03/15/30 ..........         326           325 (h)
Opteum Mortgage
   Acceptance Corp.
1.70%                                   02/25/35 ..........       1,338         1,166 (d,h,i)
Puma Finance Ltd. (Class A)
1.63%                                   03/25/34 ..........         806           710 (h,i)
Residential Accredit Loans Inc.
6.00%                                   01/25/36 - 04/25/36       2,956           144 (h,l)
6.01%                                   01/25/36 ..........       1,021            77 (h,i,l)
Residential Funding Mortgage
   Securities I
5.75%                                   01/25/36 ..........         575           137 (h)
5.75%                                   01/25/36 ..........       1,147           299 (h,l)
Sequoia Mortgage Trust
1.71%                                   06/20/34 ..........         226           147 (d,h,i)
Structured Asset Securities Corp.
   (Class X)
2.13%**                                 02/25/28 ..........       5,791            -- (i,l)
Thornburg Mortgage Securities
   Trust (Class A)
1.15%                                   04/25/43 ..........         448           390 (i)
Wachovia Bank Commercial
   Mortgage Trust
5.74%                                   06/15/49 ..........      10,400         7,621 (h,i)
Wachovia Bank Commercial
   Mortgage Trust (Class A)
5.42%                                   01/15/45 ..........       5,150         4,016 (i)
Wachovia Bank Commercial
   Mortgage Trust (Class E)
5.90%                                   02/15/51 ..........       6,030           918 (i,l)
WaMu Mortgage Pass Through
   Certificates
1.73%                                   01/25/45 ..........       1,087           490 (d,h,i)
1.74%                                   01/25/45 ..........         836           391 (d,i)
Washington Mutual
3.80%                                   07/25/44 ..........       1,355         1,113 (i)
Wells Fargo Mortgage Backed
   Securities Trust
5.39%                                   08/25/35 ..........       4,138         2,556 (h,i)
5.50%                                   01/25/36 - 03/25/36       3,122           729 (h)

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
5.50%                                   03/25/36 ..........   $   2,887   $       720 (h)
                                                                              173,840

SOVEREIGN BONDS -- 1.0%

Banco Nacional de Desenvolvimento
   Economico e Social
6.37%                                   06/16/18 ..........       2,700         2,565 (b,h)
Government of Brazil
8.00%                                   01/15/18 ..........       2,096         2,348 (h)
Government of Canada
7.50%                                   09/15/29 ..........       3,115         4,425
Government of Colombia
7.38%                                   09/18/37 ..........       1,400         1,372
Government of Indonesia
6.88%                                   01/17/18 ..........       1,300         1,079 (b)
7.75%                                   01/17/38 ..........       1,000           830 (b)
Government of Jamaica
8.00%                                   06/24/19 ..........         600           420
Government of Manitoba Canada
4.90%                                   12/06/16 ..........       2,120         2,331 (h)
Government of Pakistan
6.75%                                   02/19/09 ..........       2,690         2,584
Government of Panama
6.70%                                   01/26/36 ..........       1,965         1,769
Government of Venezuela
5.38%                                   08/07/10 ..........       1,086           844
9.00%                                   05/07/23 ..........       1,277           511
Republic of Turkey
7.00%                                   03/11/19 ..........       1,700         1,641
                                                                               22,719

TOTAL BONDS AND NOTES
   (COST $2,573,763) ......................................                 2,424,064

-------------------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
-------------------------------------------------------------------------------------------

GEI Investment Fund
   (COST $12,982) .........................................                     7,141 (k)

TOTAL INVESTMENT IN SECURITIES
   (COST $2,586,745) ......................................                 2,431,205

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

GE S&S INCOME FUND                   (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.9%
----------------------------------------------------------------------------------------

TIME DEPOSIT -- 2.9%

State Street Corp.
0.01%                                   01/02/09 ..........   $  68,397   $    68,397(d)

U.S. GOVERNMENTS -- 13.0%(O)

Federal Home Loan Bank
   Discount Notes
0.11%                                   02/27/09 ..........      10,000         9,998(d)
1.09%                                   03/11/09 ..........      50,000        49,992(d)
Federal Home Loan Mortgage
   Corp. Discount Notes
1.20%                                   02/02/09 ..........      75,000        74,920(d)
Federal National Mortgage
   Assoc. Discount Notes
0.20%                                   04/29/09 ..........      70,000        69,972(d)
0.92%                                   02/17/09 ..........     100,000        99,880(d)
                                                                              304,762

TOTAL SHORT-TERM INVESTMENTS
   (COST $373,045) ........................................                   373,159

TOTAL INVESTMENTS
   (COST $2,959,790) ......................................                 2,804,364

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (19.2)% .................................                  (454,300)
                                                                          -----------

NET ASSETS -- 100.0% ......................................               $ 2,350,064
                                                                          ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The S&gS Income Fund had the following long futures contracts open at December 31, 2008:

                                             NUMBER     CURRENT     UNREALIZED
                               EXPIRATION      OF       NOTIONAL   APPRECIATION/
DESCRIPTION                       DATE      CONTRACTS    VALUE     DEPRECIATION
--------------------------------------------------------------------------------
2 Yr. U.S. Treasury Notes
   Futures                     March 2009      1356     $295,693      $2,124

The S&S Income Fund had the following short futures contracts open at December 31, 2008:

                                             NUMBER     CURRENT     UNREALIZED
                               EXPIRATION      OF       NOTIONAL   APPRECIATION/
DESCRIPTION                       DATE      CONTRACTS    VALUE     DEPRECIATION
--------------------------------------------------------------------------------
10 Yr. U.S. Treasury
   Notes Futures               March 2009      492      $(61,869)     $  748
                                                                      ------
                                                                      $2,872
                                                                      ======

----------
See Notes to Schedules of Investments on page 27 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Schedules of Investments
--------------------------------------------------------------------------------

(dollars in thousands) -- December 31, 2008

(a)   Non-income producing security.

(b) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $85,060; or 3.62% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(j)   All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Funds, also serves as investment adviser of the GEI Investment Fund.

(l) Illiquid Securities at December 31, 2008 amounted to $92,587 or 3.94% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(m) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(n)   Fair valued securities.

(o) On September 7, 2008 the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

+     Percentages are based on net assets as of December 31, 2008.

*     Less than 0.1%

**    Par value less than 500

ABBREVIATIONS:

ADR    -- American Depository Receipt

REIT   -- Real Estate Investment Trust

REMIC  -- Real Estate Mortgage Investment Conduit

STRIPS -- Separate Trading of Registered Interest and Principal of Security

TBA    -- To be announced

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE YEARS INDICATED

GE S&S PROGRAM MUTUAL FUND                                    2008         2007           2006         2005           2004
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                     --            --             --            --        1/1/80
Net asset value, beginning of year ...................   $      44.73   $     46.31   $      42.85   $     45.36   $     42.94
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .............................           0.60          0.74           0.91          0.74          0.79
   Net realized and unrealized gains (losses) on
     investments .....................................         (16.58)         3.24           6.31          0.63          2.86
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .............................         (15.98)         3.98           7.22          1.37          3.65
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income .............................           0.60          0.74           0.90          0.76          0.79
   Net realized gains ................................             --          4.82           2.86          3.12          0.44
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................           0.60          5.56           3.76          3.88          1.23
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR .........................   $      28.15   $     44.73   $      46.31   $     42.85   $     45.36
===============================================================================================================================

TOTAL RETURN(a) ......................................         (35.70)%        8.53%         16.82%         2.95%         8.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ............   $  2,857,838   $ 4,678,236   $  4,541,021   $ 4,074,331   $ 4,154,143
   Ratios to average net assets:
     Net investment income ...........................           1.53%         1.48%          1.95%         1.60%         1.80%
     Net expenses ....................................           0.20%         0.10%          0.11%         0.09%         0.13%
     Gross expenses ..................................           0.20%         0.10%          0.11%         0.09%         0.13%
   Portfolio turnover rate ...........................             58%           55%            40%           42%           28%

(a) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

----------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE YEARS INDICATED

GE S&S INCOME FUND                                           2008          2007           2006           2005          2004
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                     --            --             --            --        1/3/80
Net asset value, beginning of year ...................   $      11.18   $     11.15   $      11.24   $     11.52   $     11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................           0.50          0.62           0.60          0.55          0.47
   Net realized and unrealized gains
     (losses) on investments .........................          (0.69)         0.03          (0.09)        (0.26)         0.01
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
   OPERATIONS ........................................          (0.19)         0.65           0.51          0.29          0.48
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income .............................           0.50          0.62           0.60          0.54          0.47
   Net realized gains ................................             --            --             --          0.03          0.19
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................           0.50          0.62           0.60          0.57          0.66
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR .........................   $      10.49   $     11.18   $      11.15   $     11.24   $     11.52
===============================================================================================================================

TOTAL RETURN(a) ......................................          (1.73)%        6.03%          4.74%         2.63%         4.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ............   $  2,350,064   $ 2,527,067   $  2,507,655   $ 2,557,311   $ 2,601,599
   Ratios to average net assets:
     Net investment income ...........................           4.64%         5.61%          5.47%         4.80%         4.02%
     Net expenses ....................................           0.18%         0.15%          0.15%         0.13%         0.14%
     Gross expenses ..................................           0.18%         0.15%          0.15%         0.13%         0.14%
   Portfolio turnover rate ...........................            452%          426%           322%          323%          342%

(a) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

----------
See Notes to Financial Statements.

-------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                         GE S&S
DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)                     PROGRAM       GE S&S
                                                           MUTUAL FUND   INCOME FUND
-------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost
     $3,758,149 and 2,573,763, respectively) ...........   $ 2,798,307   $ 2,424,064
   Investments in affiliated securities at market
     (cost  $0, and 12,982, respectively) ..............            --         7,141
   Short-term Investments (cost $56,194 and 373,045
     respectively) .....................................        56,194       373,159
   Cash ................................................            --             1
   Foreign currency (cost $42 and $0, respectively) ....            41            --
   Receivable for investments sold .....................            --        74,888
   Income receivables ..................................         5,711        22,363
   Receivable for fund shares sold .....................           461             3
   Variation margin receivable .........................            --           719
   Other assets ........................................             7            --
-------------------------------------------------------------------------------------
      TOTAL ASSETS .....................................     2,860,721     2,902,338
-------------------------------------------------------------------------------------

LIABILITIES
   Distribution Payable to Shareholders ................            --           387
   Payable for investments purchased ...................            --       549,428
   Payable for fund shares redeemed ....................           585           360
   Payable to GEAM .....................................         2,092         1,959
   Accrued other expenses ..............................           206           140
-------------------------------------------------------------------------------------
      TOTAL LIABILITIES ................................         2,883       552,274
-------------------------------------------------------------------------------------
NET ASSETS .............................................   $ 2,857,838   $ 2,350,064
=====================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .....................................     4,068,619     2,578,185
   Undistributed net investment income .................            92         4,186
   Accumulated net realized loss .......................      (251,031)      (79,753)
   Net unrealized appreciation/(depreciation) on:
      Investments ......................................      (959,842)     (155,426)
      Futures ..........................................            --         2,872
-------------------------------------------------------------------------------------
NET ASSETS .............................................   $ 2,857,838   $ 2,350,064
-------------------------------------------------------------------------------------
Shares outstanding ($25.00 and $10.00 par value
   respectively unlimited shares authorized) ...........       101,529       224,000
Net asset value per share ..............................   $     28.15   $     10.49

----------
See Notes to Financial Statements.

----------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                        GE S&S
FOR THE YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)     PROGRAM       GE S&S
                                                              MUTUAL FUND   INCOME FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
     Dividend .............................................   $    66,115   $        --
     Interest* ............................................         1,503       113,504
     Interest from affliated investments** ................            --         5,172
     Less: Foreign taxes withheld .........................          (276)           --
----------------------------------------------------------------------------------------
   TOTAL INCOME ...........................................        67,342       118,676
----------------------------------------------------------------------------------------

   EXPENSES:
     Advisory and administration fees (Note 4) ............         6,033         2,874
     Transfer agent fees ..................................           739           707
     Shareholder servicing agent expense ..................           293           281
     Custody and accounting expenses ......................           244           270
     Professional fees ....................................            95            58
     Registration, printing, filing and miscellaneous
       expenses ...........................................           316           211
----------------------------------------------------------------------------------------
     NET EXPENSES .........................................         7,720         4,401
----------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..................................        59,622       114,275
========================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
     Investments ..........................................      (212,398)      (26,296)
     Futures ..............................................            --           100
     Foreign currency related transactions ................            12           405

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON:
     Investments ..........................................    (1,472,109)     (136,384)
     Futures ..............................................            --         2,373
     Foreign currency related transactions ................            --          (249)
----------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments ........    (1,684,495)     (160,051)
----------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $(1,624,873)  $   (45,776)
========================================================================================

 * Income attributable to securities lending activity, net of rebate, for GE S&S Program Mutual Fund and GE S&S Income fund was $0 and $5,528 respectively

** Income attributable to securities lending activity, net of rebate, for GE S&S Income Fund was $3,944.

----------
See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                       GE S&S
IN NET ASSETS FOR THE YEARS ENDED                           PROGRAM                    GE S&S
DECEMBER 31, 2008 AND 2007 (AMOUNTS IN THOUSANDS)         MUTUAL FUND               INCOME FUND
------------------------------------------------------------------------------------------------------
                                                       2008         2007          2008        2007
------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investments income .....................  $    59,622   $   69,478   $  114,275   $  138,240
     Net realized gain (loss) on investments,
       futures and foreign currency related
       transactions .............................     (212,386)     450,578      (25,791)     (11,891)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures and foreign currency related
       translations .............................   (1,472,109)    (136,422)    (134,260)      21,979
------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ....   (1,624,873)     383,634      (45,776)     148,328
------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ......................      (59,567)     (68,808)    (113,769)    (139,914)
     Net realized gains .........................         (144)    (451,317)          --           --
------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................      (59,711)    (520,125)    (113,769)    (139,914)
------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
     operations and distributions ...............   (1,684,584)    (136,491)    (159,545)       8,414
------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...............      172,805      186,422       86,858       90,100
     Value of distributions reinvested ..........       55,370      483,246      108,183      132,878
     Cost of shares redeemed ....................     (363,989)    (395,962)    (212,499)    (211,980)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share
     transactions ...............................     (135,814)     273,706      (17,458)      10,998
------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......   (1,820,398)     137,215     (177,003)      19,412

NET ASSETS
   Beginning of year ............................    4,678,236    4,541,021    2,527,067    2,507,655
------------------------------------------------------------------------------------------------------
   END OF YEAR ..................................  $ 2,857,838   $4,678,236   $2,350,064   $2,527,067
======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF YEAR   $        92   $       25   $    4,186   $    3,275

------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
-----------------------------------------------------------------------------------------------------

Shares sold by subscription .....................        4,627        3,859        7,937        8,108
Issued for distributions reinvested .............        1,999       10,753       10,003       11,961
Shares redeemed .................................       (9,676)      (8,099)     (19,910)     (19,092)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN FUND SHARES ..........       (3,050)       6,513       (1,970)         977
======================================================================================================

----------
See Notes to Financial Statements.

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUNDS

The GE S&S Program Mutual Fund and GE S&S Income Fund are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as open-end management investment companies. The Funds are two of the investment options offered under the GE Savings & Security Program (the "Program"). The Program, through a trust, owns 63% of the GE S&S Program Mutual Fund and 69% of the GE S&S Income Fund. The Funds operate as Employees' Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

GE Asset Management Incorporated (GEAM) is the Funds' investment adviser and a wholly-owned subsidiary of General Electric Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION AND TRANSACTIONS

Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities are valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENT
(DOLLARS IN THOUSANDS)

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Funds 2) quoted prices for identical or similar securities to those of the Funds that trade in markets in which there are few transactions or the quoted prices are not current 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

S&S PROGRAM MUTUAL FUND

                                         LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
-------------------------------------------------------------------------------------------
Investments in Securities              $ 2,798,307     $56,194      $ --       $  2,854,501

S&S INCOME FUND

                                         LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------
Investments in Securities              $        --   $2,738,111   $   66,253   $  2,804,364
Other Financial Instruments                  2,872           --           --          2,872

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                         INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS
----------------------------------------------------------------------------------------------------------------
Balance at 12/31/07                                           $    153,801                     $ --
   Accrued discounts/premiums                                       (3,426)                      --
   Realized loss                                                    (1,030)                      --
   Change in unrealized appreciation (depreciation)                (17,121)                      --
   Net sales                                                       (45,714)                      --
   Net transfers in and out of Level 3                             (20,257)                      --
----------------------------------------------------------------------------------------------------------------
Balance at 12/31/08                                           $     66,253                     $ --
----------------------------------------------------------------------------------------------------------------
Change in Unrealized Gain/(Loss) on
   level 3 securities as of 12/31/08                          $(19,619,067)                    $ --

REPURCHASE AGREEMENTS

Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING

Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS

The GE S&S Income Fund may invest in futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS

The GE S&S Income Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counter-parties under the contracts' terms and changes in

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS

As part of its investment strategy, the GE S&S Income Fund may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The GE S&S Income Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INCOME TAXES
(DOLLARS IN THOUSANDS)

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax components of capital is as follows:

                                    COST OF            GROSS TAX         GROSS TAX      NET TAX APPRECIATION/
                                  INVESTMENTS          UNREALIZED       UNREALIZED         (DEPRECIATION)
                               FOR TAX PURPOSES       APPRECIATION     DEPRECIATION        ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
GE S&S Program Mutual Fund        $3,914,880            $68,272        $(1,128,651)         $(1,060,379)
GE S&S Income Fund                 2,963,518             79,348           (238,502)            (159,154)

                             NET TAX APPRECIATION/                    UNDISTRIBUTED             POST
                              (DEPRECIATION) ON                      LONG-TERM GAINS/          OCTOBER
                             DERIVATIVES, CURRENCY   UNDISTRIBUTED     (ACCUMULATED            LOSSES
                              AND OTHER NET ASSETS       INCOME        CAPITAL LOSS)     (SEE DETAIL BELOW)
-------------------------------------------------------------------------------------------------------------
GE S&S Program Mutual Fund           $ (1)              $   93          $(150,494)          $     --
GE S&S Income Fund                     (1)               4,188            (51,209)           (21,945)

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

As of December 31, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                                          AMOUNT    EXPIRES
--------------------------------------------------------------------------------
GE S&S Program Mutual Fund                                   $150,494   12/31/16
GE S&S Income Fund                                              8,770   12/31/13
                                                               25,532   12/31/14
                                                               16,907   12/31/16

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2008 as follows.

FUND                                                          CAPITAL   CURRENCY
--------------------------------------------------------------------------------
GE S&S Income Fund                                            $21,945     $ --

The tax composition of distributions paid during the year ended December 31, 2008 was as follows:

                                    ORDINARY     LONG-TERM
FUND                                 INCOME    CAPITAL GAINS     TOTAL
-----------------------------------------------------------------------
GE S&S Program Mutual Fund   2008   $ 59,567     $    144      $ 59,711
                             2007     92,384      427,741       520,125

GE S&S Income Fund           2008    113,769           --       113,769
                             2007    139,914           --       139,914

DISTRIBUTIONS TO SHAREHOLDERS

GE S&S Income Fund declares investment income dividends daily and pays them monthly. The GE S&S Program Mutual Fund declares and pays dividends from investment income annually. The Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) treatment of realized gains and losses on foreign currency contracts, futures and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2008 were as follows:

                                        UNDISTRIBUTED     ACCUMULATED     PAID
                                        NET INVESTMENT   NET REALIZED      IN
                                            INCOME           LOSS        CAPITAL
--------------------------------------------------------------------------------
GE S&S Program Mutual Fund                   $ 12           $ (12)        $ --

GE S&S Income Fund                            405            (405)          --

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured,

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES

Expenses of the Funds which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. All expenses of the Funds are paid by GEAM, and reimbursed by the Funds.

FAS 161 On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3. LINE OF CREDIT

The Trust shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Trust has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 4, 2008. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

limitation, 20% of its net assets, or $125 million. The credit facilities were not utilized by the Trust during the period ended December 31, 2008.

4. AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION EXPENSES

During 2008, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and for services GEAM rendered as shareholder servicing agent. These expenses are included as advisory and administration expenses and shareholder servicing agent expense in the Statements of Operations. The Trustees received no compensation as trustees for the Funds.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the year ending December 31, 2008, $59,570 (dollars not in thousands) was charged to the GE S&S Program Mutual Fund and $35,088 (dollars not in thousands) was charged to the GE S&S Income Fund. Administrative services not performed by GEAM or GENPACT were provided by an unaffiliated service provider.

5. INVESTMENT TRANSACTIONS
(DOLLARS IN THOUSANDS)

PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended December 31, 2008, were as follows:

                             U.S. GOVERNMENT SECURITIES         OTHER SECURITIES
                            ----------------------------   ---------------------------
                              PURCHASES        SALES        PURCHASES        SALES
--------------------------------------------------------------------------------------
GE S&S Program
  Mutual Fund               $     14,840   $      38,676   $  2,240,247   $  2,349,024
GE S&S Income Fund            11,248,302      11,419,818        697,931        542,419

OPTIONS

During the year ended December 31, 2008, the GE S&S Income Fund did not enter into any option contracts.

SECURITY LENDING

At December 31, 2008, there were no securities on loan.

--------------------------------------------------------------------------------
Report of Independent Registered

Public Accounting Firm
--------------------------------------------------------------------------------

[KPMG LOGO]

BOARD OF TRUSTEES AND SHAREHOLDERS
GE S&S FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the GE S&S Program Mutual Fund, and GE S&S Income Fund, each a series of GE S&S Funds (collectively, the "Funds"), as of December 31, 2008 and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE S&S Program Mutual Fund and GE S&S Income Fund as of December 31, 2008, the results of their operations, changes in their net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Boston, Massachusetts
February 25, 2009

--------------------------------------------------------------------------------
Tax Information, unaudited
--------------------------------------------------------------------------------

For the year ended December 31, 2008

SUMMARY

For the fiscal year ended December 31, 2008 certain dividends paid by the fund may be subject to a maximum income tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the ordinary dividends paid during the fiscal year, the following represent the amounts that may be considered qualified dividend income:

                                                        QUALIFIED
                                                         DIVIDEND
             FUND NAME                                    INCOME
             --------------------------------------------------------
             General Electric S&S Program Mutual Fund       100%

For corporate shareholders, of the ordinary dividends paid, the following represent the amounts that may be eligible for the dividends received deduction:

                                                        DIVIDENDS
                                                        RECEIVED
             FUND NAME                                  DEDUCTION
             --------------------------------------------------------
             General Electric S&S Program Mutual Fund       100%

For the year ended December 31, 2008, the Fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

             FUND NAME                                 PER SHARE AMOUNT
             --------------------------------------------------------
             General Electric S&S Program Mutual Fund     $ 143,312

--------------------------------------------------------------------------------
Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

The Board of Trustees of the GE S&S Mutual Funds (the "Board") considered and unanimously approved the continuance of the investment advisory agreements with GE Asset Management Incorporated ("GEAM") at a meeting held on December 18, 2008.

In considering whether to approve the Funds' investment advisory agreements, the Board members considered and discussed a substantial amount of information and analysis provided by GEAM personnel. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategies as the Funds. The Board members also reviewed materials discussing the legal standards for the consideration of the proposed continuances.

In connection with their approval of the Funds' investment advisory agreements, the Board members received and considered memoranda prepared by GEAM personnel that set forth detailed information, including substantial exhibits and other materials related to GEAM's business and the services it provides to each Fund. The Board members reviewed and discussed the proposed continuance of the agreements with GEAM personnel, including representatives from the legal, compliance and finance departments and senior members of each relevant investment group (e.g., equity, fixed income). The Board members also heard presentations by these representatives, and posed questions and engaged in substantive discussions with them concerning the Funds' operations and the investment process employed for each Fund. The Board members took into account that many of them possess multi-year experience as Board members and that all of them possess a great deal of knowledge about GEAM and the Funds in their capacities as senior officers of GEAM. They also took into account their consideration of these agreements in recent years, noting that the information they received was presented in a similar manner and format.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund separately, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and concurred that GEAM provides high quality advisory and administrative services to the Funds. In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed the

--------------------------------------------------------------------------------
Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

personnel changes made during the past year by GEAM. The Board members noted that each Fund represents only a small amount of the overall assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM.

In light of the foregoing, the Board members concluded that the services provided by GEAM were of a high quality and had benefited the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS.

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in discussions regarding the investment process for each Fund, the portfolio management and supporting research personnel, the investment style and approach employed for each Fund and the likely market cycles for the investment style, in light of current market conditions.

The Board members concluded that the Funds' performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED TO THE FUNDS.

The Board members considered the cost of the services provided by GEAM. The Board members noted that, under each investment advisory agreement, GEAM is reimbursed for its reasonable costs incurred in providing the services contemplated by the agreement and for the reasonable costs incurred by its affiliate, GE Investment Distributors, Inc. ("GEID"), in providing services specified in its agreement with the Funds as unitholder servicing agent. The Board members considered that the charges resulting from this arrangement involve all of the expenses incurred by GEAM and GEID with respect to the management and unitholder operations of the Funds, including, without limitation, indirect allocable overhead costs and the direct and indirect costs of GEAM and GEID personnel providing investment management and other services to the Funds. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM and the charges that result from those services. The Board members also noted that none of the charges resulting from the Funds' arrangements with GEAM and GEID may include any element of profit.

The Board members reviewed the information they had requested from GEAM personnel concerning the underlying assumptions and methods of cost allocation used by GEAM in allocating its costs and those of the other Fund service providers, including GEID. The Board members also discussed with GEAM personnel the basis for their belief that the methods of allocation used were reasonable for each area of GEAM's business.

Based on their review, the Board members concluded that they were satisfied that the assumptions and methods used in cost allocation and the level of expenses incurred by the Funds were not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED FOR THE BENEFIT OF FUND SHAREHOLDERS AS THE FUNDS GROW.

The Board members considered the extent to which economies of scale would be realized for the benefit of Fund investors as the Funds grow. The Board members recognized the significant benefits to the Funds resulting from their arrangement with GEAM, which causes them to bear only the

--------------------------------------------------------------------------------
Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

reasonable costs incurred by GEAM and GEID, without any element of profit, for the substantial services they provide to the Funds. The Board members also recognized the benefits to the Funds of being able to leverage a favorable cost structure achieved with respect to the Funds' other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND COSTS TO BE INCURRED.

The Board members discussed the services provided to the Funds by GEAM, and the costs incurred by the Funds for those services. The Board members reviewed information concerning the Funds' expense ratios, and comparative information with respect to similar products. They discussed that, in all cases, the Funds enjoy expense levels within or below the group of lowest cost funds in each peer group comparison. In light of this information, the Board members determined that the level of expenses incurred was reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small amount of the overall assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members concluded that the proposed level of cost reimbursement to GEAM and projected total expense ratios for the Funds are reasonable in relation to the services provided. In view of these facts, the Board members concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

INFORMATION ABOUT TRUSTEES AND EXECUTIVE OFFICERS:

The business and affairs of the Trust are managed under the direction of the GE S&S Mutual Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
JAMES W. IRELAND III
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 53

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, Chief Executive Officer, and Director of GEAM since June 2007; President, NBC Universal Television Stations from December 1999 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of the Norman Rockwell Museum since September 1997 and Treasurer of the Norman Rockwell Museum Board of Trustees since September 1998; Member of the Board of Directors of the Damon Runyon Cancer Research Foundation since October 2008; Trustee and Vice Chair of the Campaign Steering Committee of St. Lawrence University since July 2001; Trustee of Elfun Funds and General Electric Pension Trust since July 2007.

--------------------------------------------------------------------------------
DANIEL O. COLAO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 42

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President and Chief Financial Officer of GEAM since July 2008; Global Chief Financial Officer of Lehman Brothers Investment Management Division from March 2008 to July 2008; Managing Director and Global Chief Financial Officer of Lehman Brothers Bank and Mortgage Capital Division from March 2007 to March 2008; Chief Financial Officer of GE Aviation Services from August 2005 to March 2007; Chief Financial Officer of GE Vendor Financial Services from August 2004 to August 2005; GE Corporate Financial Planning and Analysis (FP&A) manager from June 2004 to August 2004; Chief Financial Officer of GE Fleet Services from January 2001 to June 2004.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since July 2008; Director of GE Asset Management Limited (GEAML) since August 2008.

--------------------------------------------------------------------------------
PAUL M COLONNA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 40

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Fixed Income at GEAM since March 2007; Executive Vice President of GEAM from February 2007 to March 2007; Senior Vice President-Total Return Management at GEAM from March 2005 to March 2007; Senior Vice President-Structured Products at GEAM from March 2002 to March 2005.

NUMBER OF PORFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since February 2007; Director of GE Asset Management Limited (GEAML) since December 2007.

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 21 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business of GEAM since March 2007; Executive Vice President of GEAM from February 2007 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Director, GE Asset Management (Ireland), GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited and GE Volunteers.

--------------------------------------------------------------------------------
KATHRYN D. KARLIC
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 53

POSITIONS HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Institutional Sales at GEAM since March 2007; Executive Vice President of GEAM from March 2004 to March 2007; President - Fixed Income at GEAM from March 2004 to March 2007; Senior Vice President Fixed Income of GEAM from 2002 to 2004.

NUMBER OF PORFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 2006; Director of GE Asset Management Limited (GEAML) since September 2005; Trustee of Babson College since 1999.

--------------------------------------------------------------------------------
RALPH R. LAYMAN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 53

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 17 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - International Equity Investments at GEAM since March 2007; Executive Vice President of GEAM from 1993 to March 2007; Executive Vice President - International Equity Investments at GEAM from 1993 to March 2007; Executive Vice President - International Equity Investments of GEIC from 1993-2000 (when GEIC was merged into GEAM); Senior Vice President - International Equity Investments of GEAM and GEIC from 1991 until 1993; Executive Vice President, Partner and Portfolio Manager of Northern Capital Management from 1989-1991; and prior thereto, Vice President and Portfolio Manager of Templeton Investment Counsel.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 1993; Director of GE Asset Management Limited (GEAML) since September 1995.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds, GE Institutional Funds and GE LifeStyle Funds since July 2007; Director of GE Investments Funds, Inc. since July 2007; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007.

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JUDITH A. STUDER
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 5 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - U.S. Equities at GEAM since June 2007; Executive Vice President of GEAM from 2006 to June 2007; Executive Vice President - Investment Strategies from July 2006 to June 2007; Senior Vice President - International Equities of GEAM from 1995-2006; Senior Vice President - Domestic Equities of GEAM from 1991-1995; Vice President of Domestic Equities from 1987-1991.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 2004.

--------------------------------------------------------------------------------
DONALD W. TOREY
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   51

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 15 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Alternative Investments at GEAM since March 2007; Executive Vice President of GEAM from 1997 to March 2007; Executive Vice President -Alternative Investments from 1997 to March 2007; Director of GEIC from 1993-2000 (when GEIC was merged into GEAM); Executive Vice President - Alternative Investments of GEIC from 1997-2000; Executive Vice President - Finance and Administration of GEAM and GEIC from 1993 to 1997; Manager - Mergers and Acquisitions Finance for GE from 1989-1993; Vice President
- Private Placements of GEIC from 1988-1989.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 1993.

--------------------------------------------------------------------------------
JOHN J. WALKER
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE  55

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Chief Operating Officer of GEAM since January 2008; Chief Financial Officer of GEAM from 1999-2008; Chief Financial Officer of GEIC from 1999-2000 (when GEIC was merged into GEAM); Chief Financial Officer of GE Capital - Global Consumer Finance from 1996-1999; Chief Financial Officer of GE Capital - Commercial Finance from 1992 to 1996; Finance Director of GE Capital - TIFC from 1988-1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 1999; Director of GE Asset Management Limited (GEAML) since July 1995.

--------------------------------------------------------------------------------
DAVID WIEDERECHT
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 52

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Investment Strategies since February 2008; Managing Director - Alternative Investments from 2004 to 2008; Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun Funds and General Electric Pension Trust since 2008; Director of Edmunds Holding Company since 1999; Director of The Ritten-house Hotel and Condominium since 1992; Director of Ross-Simons, Inc. since 2001.

--------------------------------------------------------------------------------
GE S&S Mutual Funds' Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER

GE Asset Management Incorporated

PROGRAM TRUSTEES AND OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland III, TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF GE ASSET MANAGEMENT INCORPORATED (GEAM)

Daniel O. Colao, TRUSTEE, EXECUTIVE VICE PRESIDENT OF GEAM, CHIEF FINANCIAL OFFICER

Paul M. Colonna, TRUSTEE, PRESIDENT - FIXED INCOME

Michael J. Cosgrove, TRUSTEE, PRESIDENT AND CEO - MUTUAL FUNDS AND INTERMEDIARY BUSINESS

Kathryn D. Karlic, TRUSTEE, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, TRUSTEE, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, TRUSTEE, EXECUTIVE VICE PRESIDENT OF GEAM, GENERAL COUNSEL AND SECRETARY

Judith M. Studer, TRUSTEE, PRESIDENT - U.S. EQUITIES

Donald W. Torey, TRUSTEE, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, TRUSTEE, EXECUTIVE VICE PRESIDENT OF GEAM, CHIEF OPERATING
OFFICER

David Wiederecht, TRUSTEE, PRESIDENT - INVESTMENT STRATEGIES

PORTFOLIO MANAGERS
GE S&S PROGRAM MUTUAL FUND                GE S&S INCOME FUND
TEAM MEMBERS: George A. Bicher            Team led by Paul M. Colonna
              Stephen V. Gelhaus          TEAM MEMBERS: William Healey
              Thomas R. Lincoln                         Mark H. Johnson
              Paul C. Reinhardt                         Vita Marie Pike

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

CUSTODIAN
State Street Bank & Trust Company

SHAREHOLDER SERVICING AGENT
Address all inquiries INSIDE the          Address all inquiries OUTSIDE the
Program to:                               Program to:
   GE S&SP Transaction Processing         GE S&S Murual Funds
   Center                                 c/o PNC Global Investment Servicing
   P.O. Box 44079                         P.O. Box 9838
   Jacksonville, FL 32231-4079            Providence, RI 02940

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

DAILY VALUE, YIELDS/PERFORMANCE:   1-800-843-3359

INSIDE THE SAVINGS & SECURITY PROGRAM

      Shares or units held INSIDE the Program have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Program, please refer to Your Personal Share statement (a copy of which may be obtained at the web site listed below) or GE Savings and Security Program Annual Statement. You may obtain additional information and process account transactions on investments held INSIDE the Program by calling:

GE S&SP TRANSACTION PROCESSING CENTER: 1-800-432-4313
   OR VISIT BENEFITS.GE.COM

OUTSIDE THE SAVINGS & SECURITY PROGRAM

      If shares of Program Mutual and Income Funds have been distributed to you from the Program, information on these investments may be obtained by calling:

GE ASSET MANAGEMENT -- SHAREHOLDER SERVICES: 1-800-242-0134
   OR VISIT WWW.GEAM.COM

--------------------------------------------------------------------------------
Highly Rated S&S Funds
--------------------------------------------------------------------------------

                         MORNINGSTAR RATINGS(TM)
                        THROUGH DECEMBER 31, 2008
-------------------------------------------------------------------------
         FUND                                     NUMBER OF         STAR
      (CATEGORY)                              FUNDS IN CATEGORY    RATING
-------------------------------------------------------------------------
S&S PROGRAM MUTUAL -- (Large Blend)
-------------------------------------------------------------------------
        Overall                                      1748         * * * *
      -------------------------------------------------------------------
        3 year                                       1748         * * * *
      -------------------------------------------------------------------
        5 year                                       1365         * * * *
      -------------------------------------------------------------------
        10 year                                       683         * * * *
-------------------------------------------------------------------------
S&S INCOME -- (Intermediate-Term Bond Fund)
-------------------------------------------------------------------------
        Overall                                       991         * * * *
      -------------------------------------------------------------------
        3 year                                        991         * * *
      -------------------------------------------------------------------
        5 year                                        857         * * *
      -------------------------------------------------------------------
        10 year                                       458         * * * *
      -------------------------------------------------------------------

=========================================================================

Morningstar is an independent fund rating company that seeks to provide a non-biased rating system used in making investment decisions. A fund is rated in its category on a scale of one to five stars through the evaluation of the historical balance of risk and adjusted return after 3 years of performance.

Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top ten percent of the funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The ratings are subject to change every month. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten year (if applicable) Morningstar Rating metrics.

Investment return and principal value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Returns assume changes in share price and reinvestment of dividends and capital gains.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

        THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT

GE S&S FUNDS
3001 SUMMER STREET
STAMFORD, CT 06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS INC.
MEMBER FINRA AND SIPC

3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT 06904-7900

WWW.GEAM.COM

--------------------------------------------------------------------------------
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds' website at HTTP://WWW.GEAM.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC -- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds' website at HTTP://WWW.GEAM.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]
                                                                     SS-1 (2/09)
--------------------------------------------------------------------------------


ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $16,300 in 2007 and $17,200 in 2008.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the S&S Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2007 or 2008 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $0 in 2008.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of John H. Myers and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC S&S INCOME FUND

By:   /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 09, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED


Date:  March 09, 2009

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, S&S FUNDS

Date:  March 09, 2009

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.